     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 30, 1998
                                                   REGISTRATION NOS.: 33-62158
                                                                      811-7700
===============================================================================
                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                 -------------

                                   FORM N-1A

                            REGISTRATION STATEMENT

                        UNDER THE SECURITIES ACT OF 1933                  [X]
                          PRE-EFFECTIVE AMENDMENT NO.                     [ ]
                         POST-EFFECTIVE AMENDMENT NO. 6                   [X]
                                    AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                             [X]
                                AMENDMENT NO. 7                           [X]

                                 -------------

            MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST
                        (A MASSACHUSETTS BUSINESS TRUST)
           (FORMERLY NAMED DEAN WITTER LIMITED TERM MUNICIPAL TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, Esq.
                             Two World Trade Center
                            New York, New York 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 -------------

                                    COPY TO:

                            DAVID M. BUTOWSKY, ESQ.
                             GORDON ALTMAN BUTOWSKY
                             WEITZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036

                                 -------------

      Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

                                 -------------

   IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
BOX)

   [X]   immediately upon filing pursuant to paragraph (b)
   [ ]   on (date), 1998 pursuant to paragraph (b)
   [ ]   60 days after filing pursuant to paragraph (b)
   [ ]   on (date) pursuant to paragraph (a) of rule 485.

                                 -------------

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS
===============================================================================

           MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST

                            CROSS-REFERENCE SHEET

FORM N-1A
PART A
ITEM       CAPTION PROSPECTUS
----       ------------------
1. .....   Cover Page
2. .....   Summary of Fund Expenses; Prospectus Summary
3. .....   Performance Information; Financial Highlights
           Investment Objective and Policies; The Fund and its
            Management; Risk Considerations; Cover Page;
4. .....    Investment Restrictions; Prospectus Summary
           The Fund and Its Management; Back Cover; Investment
5. .....    Objective and Policies
           Dividends, Distributions and Taxes; Additional
6. .....    Information
7. .....   Purchase of Fund Shares; Shareholder Services
8. .....   Redemptions and Repurchases; Shareholder Services
9. .....   Not Applicable

PART B
ITEM       STATEMENT OF ADDITIONAL INFORMATION
----       -----------------------------------
10. .....  Cover Page
11. .....  Table of Contents
12. .....  The Fund and Its Management
           Investment Practices and Policies; Investment
13. .....   Restrictions; Portfolio Transactions and Brokerage
14. .....  The Fund and Its Management; Trustees and Officers
15. .....  Trustees and Officers
           The Fund and Its Management; Purchase of Fund Shares;
16. .....   Custodian and Transfer Agent; Independent Accountants
17. .....  Portfolio Transactions and Brokerage
           Shares of the Fund; Validity of Shares of Beneficial
18. .....   Interest
           Redemptions and Repurchases; Financial Statements;
19. .....   Shareholder Services
20. .....  Dividends, Distributions and Taxes
21. .....  Not applicable
22. .....  Dividends, Distributions and Taxes
23. .....  Performance Information

PART C

   Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

               PROSPECTUS
               JUNE 30, 1998

   Morgan Stanley Dean Witter Limited Term Municipal Trust (the "Fund") is a no-load, open-end diversified management investment company whose investment objective is to provide a high level of current income that is exempt from federal income tax, consistent with the preservation of capital and prescribed standards of quality and maturity. The Fund seeks to achieve its objective by investing predominately in intermediate term, investment grade municipal securities with an anticipated average dollar-weighted maturity range of 7 to 10 years and a maximum average dollar-weighted maturity of 12 years. (See "Investment Objective and Policies".)

   Shares of the Fund are sold and redeemed at net asset value without the imposition of a sales charge. In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 with Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), the Fund authorizes the Distributor or any of its affiliates, including Morgan Stanley Dean Witter Advisors Inc., to make payments, out of their own resources, for specific expenses incurred in promoting the distribution of the Fund's shares.

   This Prospectus sets forth concisely the information you should know before investing in the Fund. It should be read and retained for future reference. Additional information about the Fund is contained in the Statement of Additional Information, dated June 30, 1998, which has been filed with the Securities and Exchange Commission, and which is available at no charge upon request of the Fund at the address or telephone numbers listed on this page. The Statement of Additional Information is incorporated herein by reference.

MORGAN STANLEY DEAN WITTER
LIMITED TERM MUNICIPAL TRUST
TWO  WORLD TRADE CENTER
NEW YORK, NEW YORK 10048
(212) 392-2550 OR
(800) 869-NEWS (TOLL-FREE)

                               TABLE OF CONTENTS



Prospectus Summary.....................................................      2
Summary of Fund Expenses...............................................      3
Financial Highlights...................................................      4
The Fund and its Management............................................      5
Investment Objective and Policies......................................      5
 Risk Considerations ..................................................      8
Investment Restrictions................................................     11
Purchase of Fund Shares................................................     12
Shareholder Services...................................................     13
Redemptions and Repurchases............................................     16
Dividends, Distributions and Taxes.....................................     17
Performance Information................................................     19
Additional Information.................................................     19


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                    Dean Witter Distributors Inc.,
                    Distributor

PROSPECTUS SUMMARY
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
THE FUND             The Fund is organized as a Massachusetts business trust and is a no-load, open-end, diversified management investment company investing predominately in intermediate term municipal bonds.
-----------------------------------------------------------------------------------------------
SHARES OFFERED       Shares of beneficial interest with $0.01 par value (see page 19).
-----------------------------------------------------------------------------------------------
OFFERING PRICE       The price of the shares offered by this Prospectus is determined once daily as of 4:00 p.m., New York time, on each day that the New York
                     Stock Exchange is open, and is equal to the net asset value per share without a sales charge (see page 13).
-----------------------------------------------------------------------------------------------
MINIMUM PURCHASE     Minimum initial purchase, $1,000; ($100 if the account is opened through
                     EasyInvestSM); minimum subsequent investment, $100 (see page 12).
-----------------------------------------------------------------------------------------------
INVESTMENT           The investment objective of the Fund is to provide investors with a
 OBJECTIVE           high level of current income that is exempt from federal income tax, consistent with the preservation of capital and prescribed standards of quality and maturity.
-----------------------------------------------------------------------------------------------
INVESTMENT POLICIES  The Fund will invest at least 75% of its net assets in municipal securities rated A or better by Moody's Investors Service ("Moody's") or
                     Standard & Poor's Corporation ("S&P"). The municipal securities in the
                     Fund's portfolio will have an anticipated average dollar-weighted maturity range of 7 to 10 years and a maximum average dollar-weighted maturity of
                     12 years (see page 5).
-----------------------------------------------------------------------------------------------
INVESTMENT MANAGER   Morgan Stanley Dean Witter Advisors Inc., the Investment Manager of
                     the Fund, and its wholly-owned subsidiary, Morgan Stanley Dean Witter
                     Services Company Inc., serve in various investment management, advisory, management and administrative capacities to 101 investment companies and other portfolios with assets of approximately $114.6 billion at
                     May 31, 1998 (see page 5).
-----------------------------------------------------------------------------------------------
MANAGEMENT FEE       The Investment Manager receives a monthly fee at the annual rate of
                     0.50% of the average daily net assets (see page 5).
-----------------------------------------------------------------------------------------------
DIVIDENDS AND        Dividends are declared daily and paid monthly. Capital gains
 CAPITAL GAINS       distributions, if any, are paid at least once a year or are retained
 DISTRIBUTIONS       for reinvestment by the Fund. Dividends and distributions are automatically invested in additional shares at net asset value unless the shareholder elects to receive cash (see page 17).
-----------------------------------------------------------------------------------------------
DISTRIBUTOR AND      Morgan Stanley Dean Witter Distributors Inc. (the "Distributor") sells
 PLAN OF             shares of the Fund through Dean Witter Reynolds Inc. ("DWR") and other
 DISTRIBUTION        selected broker-dealers pursuant to selected broker-dealer agreements.
                     The Distributor has entered into a Plan of Distribution pursuant to
                     Rule 12b-1 under the Investment Company Act of 1940, as amended (the
                     "Act"), with the Fund authorizing the Distributor or any of its affiliates, including the Investment Manager, to make payments out of their own resources for expenses incurred in connection with the promotion or distribution of the Fund's shares (see page 12).
-----------------------------------------------------------------------------------------------
REDEMPTION           Shares are redeemable at net asset value. An account may be involuntarily redeemed if total value of the account is less than $100 or, if the account was opened through EasyInvestSM, if after twelve months the shareholder has invested less than $1,000 in the account (see page 16).
-----------------------------------------------------------------------------------------------
SHAREHOLDER          Automatic Investment of Dividends and Distributions (unless otherwise
 SERVICES            requested); Investment of Distributions Received in Cash; Exchange
                     Privilege; Systematic Withdrawal Plan; EasyInvestSM (see page 13).
-----------------------------------------------------------------------------------------------
RISK CONSIDERATIONS  The prices of interest-bearing securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Certain of the tax-exempt securities in which the Fund may invest without limit may subject certain investors to the federal, and any applicable state, alternative minimum tax (see page 8).
-----------------------------------------------------------------------------------------------


  The above is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information.

SUMMARY OF FUND EXPENSES
-----------------------------------------------------------------------------


The following table illustrates all expenses and fees that a shareholder of the Fund will incur. The expenses and fees set forth in the table are for the fiscal year ended March 31, 1998.



Shareholder Transaction Expenses
Maximum Sales Charge Imposed on Purchases.................................       None
Maximum Sales Charge Imposed on Reinvested Dividends......................       None
Deferred Sales Charge.....................................................       None
Redemption Fees...........................................................       None
Exchange Fee..............................................................       None
Annual Fund Operating Expenses (as a Percentage of Average Net Assets)
Management Fees...........................................................      0.50%
12b-1 Fees................................................................       None
Other Expenses............................................................      0.33%
Total Fund Operating Expenses.............................................      0.83%



EXAMPLE                                                         1 YEAR    3 YEARS   5 YEARS    10 YEARS
-------                                                         ------    -------   -------    --------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
 of each time period:                                             $8        $26       $46        $103


   THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES OF THE FUND MAY BE MORE OR LESS THAN THOSE SHOWN.

   The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For a more complete description of these costs and expenses, see "The Fund and Its Management."

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------

The following ratios and per share data for a share of beneficial interest outstanding throughout each period have been audited by Price Waterhouse LLP, independent accountants. The financial highlights should be read in conjunction with the financial statements, the notes thereto and the unqualified report of independent accountants which are contained in the Statement of Additional Information. Further information about the performance of the Fund is contained in the Fund's Annual Report to Shareholders, which may be obtained without charge upon request from the Fund.

                                                                                         FOR THE PERIOD
                                                 FOR THE YEAR ENDED MARCH 31,            JULY 12, 1993*
                                       -------------------------------------------------     THROUGH
                                           1998        1997         1996        1995     MARCH 31, 1994
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period      $ 9.91      $ 9.95       $ 9.56      $ 9.61        $10.00
                                          ------      ------       ------      ------        ------
Net investment income.................      0.40        0.40         0.41        0.42          0.29
Net realized and unrealized gain
 (loss) ..............................      0.35       (0.04)        0.39       (0.05)        (0.39)
                                          ------      ------       ------      ------        ------
Total from investment operations  ....      0.75        0.36         0.80        0.37         (0.10)
Less dividends from net investment
 income...............................     (0.40)      (0.40)       (0.41)      (0.42)        (0.29)
                                          ------      ------       ------      ------        ------
Net asset value, end of period .......    $10.26      $ 9.91       $ 9.95      $ 9.56        $ 9.61
                                          ======      ======       ======      ======        ======
TOTAL INVESTMENT RETURN+..............      7.70%       3.65%        8.42%       4.01%        (1.11)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................      0.83%       0.88%(4)     0.87%(4)    0.76%         0.31%(2)(3)
Net investment income.................      3.92%       3.99%        4.09%       4.41%         3.92%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands............................   $57,500     $61,098      $72,766     $85,499      $170,589
Portfolio turnover rate ..............        --          --           --           2%            6%(1)

------------
*      Commencement of operations.
+ Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) If the Fund had borne all of its expenses that were assumed/reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.75% and 3.48%, respectively.
(4)    Does not reflect the effect of expense offset of 0.01%.

THE FUND AND ITS MANAGEMENT
-----------------------------------------------------------------------------


   Morgan Stanley Dean Witter Limited Term Municipal Trust (the "Fund") (formerly named Dean Witter Limited Term Municipal Trust) is a no-load, open-end, diversified management investment company. The Fund is a trust of the type commonly known as a "Massachusetts business trust" and was organized under the laws of The Commonwealth of Massachusetts on February 25, 1993.

   Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors" or the "Investment Manager"), whose address is Two World Trade Center, New York, New York 10048, is the Fund's Investment Manager. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services. The Investment Manager, which was incorporated in July, 1992 under the name Dean Witter InterCapital Inc., changed its name to Morgan Stanley Dean Witter Advisors Inc. on June 22, 1998.

   MSDW Advisors and its wholly-owned subsidiary, Morgan Stanley Dean Witter Services Company Inc., ("MSDW Services"), serve in various investment management, advisory, management and administrative capacities to a total of 101 investment companies, 28 of which are listed on the New York Stock Exchange, with combined total assets, including this Fund, of approximately $110.3 billion as of May 31, 1998. The Investment Manager also manages portfolios of pensions plans, other institutions and individuals which aggregated approximately $4.3 billion at such date.

   The Fund has retained the Investment Manager, pursuant to an Investment Management Agreement, to provide administrative services, manage its business affairs and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. MSDW Advisors has retained Morgan Stanley Dean Witter Services Company Inc. to perform the aforementioned administrative services for the Fund. The Fund's Board of Trustees reviews the various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are being properly carried out and that administrative services are being provided to the Fund in a satisfactory manner.

   As full compensation for the services and facilities furnished to the Fund and for expenses of the Fund assumed by the Investment Manager, the Fund pays the Investment Manager monthly compensation calculated daily by applying the annual rate of 0.50% to the Fund's net assets determined as of the close of each business day. For the fiscal year ended March 31, 1998, the Fund accrued total compensation to the Investment Manager amounting to 0.50% of the Fund's average daily net assets and the Fund's total expenses amounted to 0.83% of the Fund's average daily net assets.

INVESTMENT OBJECTIVE AND POLICIES
-----------------------------------------------------------------------------


   The investment objective of the Fund is to provide a high level of current income that is exempt from federal income tax, consistent with the preservation of capital and prescribed standards of quality and maturity. The Fund will seek to achieve its investment objective by investing predominately in intermediate term municipal securities. The investment objective is a fundamental policy of the Fund and may not be changed without the approval of the holders of a majority of the Fund's shares. There is no assurance that the Fund's investment objective will be achieved.

   The Fund will invest at least 75% of its net assets in (a) Municipal Bonds which are rated at the time of purchase within the three highest grades by Moody's Investors Service, Inc. ("Moody's") or Stan-dard & Poor's Corporation ("S&P"); (b) Municipal Notes which at the time of purchase are rated in the two highest grades by Moody's or S&P, or, if not rated, have outstanding one or more issues of Municipal Bonds rated as set forth in clause (a) of this paragraph; and (c) Municipal Commercial Paper which at the time of purchase are rated P-1 by Moody's or A-1 by S&P. The Fund may also invest up to 25% of its net assets in municipal securities rated Baa by Moody's or BBB by S&P, or if not rated, are determined by the Investment Manager to be the equivalent of Baa/BBB or better. A description of municipal security ratings is contained in the Appendix to the Statement of Additional Information.

   The municipal securities in the Fund's portfolio will have an anticipated average dollar-weighted maturity range of 7 to 10 years, with a maximum average dollar-weighted maturity of 12 years. However, at least 80% of the net assets of the Fund will be subject to an average dollar-weighted maturity constraint of 15 years. When computing the average dollar-weighted maturity, the Fund intends to treat investments which permit the holder to demand payment of principal at any time or at specified intervals prior to the stated final maturity as having a maturity equal to the next demand date. The final maturity of these demand obligations will be no more than 25 years, until such time as the Staff of the Securities and Exchange Commission has determined the appropriateness of using maturity shortening techniques for obligations with longer final maturities.

   The foregoing percentage and rating limitations apply at the time of acquisition of a security based on the last previous determination of the net asset value of the Fund. Any subsequent change in any rating by a rating service or change in percentages resulting from market fluctuations or other changes in total assets of the Fund will not require elimination of any security from the Fund's portfolio. Therefore, the Fund may hold securities which have been downgraded from ratings of Baa or BBB or lower by Moody's or S&P. However such investments may not exceed 5% of the net assets of the Fund. Any investments which exceed this limitation will be eliminated from the portfolio within a reasonable period of time (such time as the Investment Manager determines that it is practicable to sell the investment without undue market or tax consequences to the Fund). Municipal obligations rated below investment grade by Moody's or S&P are considered to be speculative investments, some of which may not be currently paying any interest and may have extremely poor prospects of ever attaining any real investment standing.

   The two principal classifications of municipal obligations and commercial paper are "general obligation" and "revenue" obligations or commercial paper. General obligation bonds, notes or commercial paper are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds, notes or commercial paper include a state, its counties, cities, towns and other governmental units. Revenue bonds, notes or commercial paper are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from specific revenue sources. Revenue bonds, notes or commercial paper are issued for a wide variety of purposes, including the financing of electric, gas, water and sewer systems and other public utilities; industrial development and pollution control facilities; single and multi-family housing units; public buildings and facilities; air and marine ports, transportation facilities such as toll roads, bridges and tunnels; and health and educational facilities such as hospitals and dormitories. They rely primarily on user fees to pay debt service, although the principal revenue source is often supplemented by additional security features which are intended to enhance the creditworthiness of the issuer's o a governmental unit may be pledged to the payment of debt service. In other cases, a special tax or other charge may augment user fees.

   When-Issued and Delayed Delivery Securities and Forward Commitments. From time to time, in the ordinary course of business, the Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. There is no overall limit on the percentage of the Fund's assets which may be committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of the Fund's net asset value.

   When, As and If Issued Securities. The Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. If the anticipated event does not occur and the securities are not issued, the Fund will have lost an investment opportunity. There is no overall limit on the percentage of the Fund's assets which may be committed to the purchase of securities on a "when, as and if issued" basis. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.

HEDGING ACTIVITIES

   Subject to applicable state law, the Fund may enter into financial futures contracts, options on such futures and municipal bond index futures contracts for hedging purposes.

   Financial Futures Contracts and Options on Futures. The Fund may invest in financial futures contracts and related options thereon. The Fund may sell a financial futures contract or purchase a put option on such futures contract, if the Investment Manager anticipates interest rates to rise, as a hedge against a decrease in the value of the Funds' portfolio securities. If the Investment Manager anticipates that interest rates will decline, the Fund may purchase a financial futures contract or a call option thereon to protect against an increase in the price of the securities that the Fund intends to purchase. These futures contracts and related options thereon will be used only as a hedge against anticipated interest rate changes. A futures contract sale creates an obligation by the Fund, as seller, to deliver the specific type of instrument called for in the contract at a specified future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specified future time at a specified price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was effected.

   Although the terms of financial futures contracts specify actual delivery or receipt of securities, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the securities. Closing out of a futures contract is effected by entering into an offsetting purchase or sale transaction.

   Unlike a financial futures contract, which requires the parties to buy and sell a security on a set date, an option on such a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract (a long position in the case of a call option and a short position in the case of a put option). If the holder decides not to enter into the contract, the premium paid for the option on the contract is lost. Since the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract as there is by a purchaser or seller of a futures contract. The value of the option does change and is reflected in the net asset value of the Fund.

   Municipal Bond Index Futures. The Fund may utilize municipal bond index futures contracts for hedging purposes. The strategies in employing such contracts will be similar to that discussed above with respect to financial futures and options thereon. A municipal bond index is a method of reflecting in a single number the market value of many different municipal bonds and is designed to be representative of the municipal bond market generally. The index fluctuates in response to changes in the market values of the bonds included within the index. Unlike futures contracts on particular financial instruments, transactions in futures on a municipal bond index will be settled in cash, if held until the close of trading in the contract. However, like any other futures contract, a position in the contract may be closed out by a purchase or sale of an offsetting contract for the same delivery month prior to expiration of the contract.

   The Fund may not enter into futures contracts or related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for option premiums exceeds 5% of the value of the Fund's total assets. The Fund may not purchase or sell futures contracts or related options, if, immediately thereafter, more than one-third of the net assets of the Fund would be hedged.

   Options. The Fund may purchase or sell (write) options on debt securities as a means of achieving additional return or hedging the value of the Fund's portfolio. The Fund would only buy options listed on national securities exchanges. The Fund will not purchase options on behalf of the Fund if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Fund's total assets.

   Lending of Portfolio Securities. The Fund will not lend portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale and will not lend more than 25% of the value of the total assets of the Fund.

RISK CONSIDERATIONS

   Municipal Securities and Ratings. The value of the Fund's portfolio securities and, therefore, the Fund's net asset value per share, may increase or decrease due to various factors, principally changes in prevailing interest rates and the ability of the issuers of the Fund's portfolio securities to pay interest and principal on such obligations on a timely basis. Generally, a rise in interest rates will result in a decrease in the Fund's net asset value per share, while a drop in interest rates will result in an increase in the Fund's net asset value per share.


   Under normal conditions, at least 80% of the total assets of the Fund will be invested in securities, the interest on which is exempt from federal income taxes. However, the Fund may invest more than 20% of its total assets in taxable money market instruments in order to maintain a temporary "defensive" position, when, in the opinion of the Investment Manager, prevailing market or financial conditions (including unavailability of securities of requisite quality) so warrant. Certain of the tax-exempt securities in which the Fund may invest without limit may subject certain investors to the federal alternative minimum tax or any applicable state alternative minimum tax and, therefore, a substantial portion of the income produced by the Fund may be taxable to such investors under any federal or any applicable state alternative minimum tax. The Fund, therefore, may not be a suitable investment for investors who are subject to the alternative minimum tax. The suitability of the Fund for these investors will depend upon a comparison of the after-tax yield likely to be provided from the Fund to comparable tax-exempt investments not subject to such tax and also to comparable fully taxable investments in light of each investor's tax position. See "Dividends, Distributions and Taxes."


   Investments in municipal bonds rated either Baa by Moody's or BBB by S&P (investment grade bonds--the lowest rated permissible investments by the Fund) have speculative characteristics and, therefore, changes in economic conditions or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings.

   The ratings assigned by Moody's and S&P represent their opinions as to the quality of the securities which they undertake to rate (see the

Appendix to the Statement of Additional Information). It should be emphasized, however, that the ratings are general and not absolute standards of quality.

   Lease Obligations. Included within the revenue bonds category, as noted above, are participations in lease obligations or installment purchase contracts (hereinafter collectively called "lease obligations") of municipalities. State and local governments, agencies or authorities issue lease obligations to acquire equipment and facilities. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases, and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer), have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

   In addition, lease obligations represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional municipal obligations, and, as a result, certain of such lease obligations may be considered illiquid securities. To determine whether or not the Fund will consider such securities to be illiquid (the Fund may not invest more than fifteen percent of its net assets in illiquid securities), the Trustees of the Fund have established guidelines to be utilized by the Fund in determining the liquidity of a lease obligation. The factors to be considered in making the determination include: 1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

   Futures Contracts and Options on Futures. A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to such futures contracts may correlate imperfectly with the behavior of the cash prices of the Fund's portfolio securities. The risk of imperfect correlation will be increased by the fact that the financial futures contracts in which the Fund may invest are on taxable securities rather than tax-exempt securities, and there is no guarantee that the prices of taxable securities will move in a similar manner to the prices of tax-exempt securities. The correlation may be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

   Another risk is that the Investment Manager could be incorrect in its expectations as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if the Fund sold financial futures contracts for the sale of securities in anticipation of an increase in interest rates, and then interest rates went down instead, causing bond prices to rise, the Fund would lose money on the sale.

   In addition to the risks that apply to all options transactions (see the Statement of Additional Information for a description of the characteristics of, and the risks of investing in, options on debt securities), there are several special risks relating to options on futures. In particular, the ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.

   Zero Coupon Securities. A portion of the fixed-income securities purchased by the Fund may be zero coupon securities. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received on interest-paying securities if prevailing interest rates rise.

   A zero coupon security pays no interest to its holder during its life. Therefore, to the extent the Fund invests in zero coupon securities, it will not receive current cash available for distribution to shareholders. In addition, zero coupon securities are subject to substantially greater price fluctuations during periods of changing prevailing interest rates than are comparable securities which pay interest on a current basis. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.


   Year 2000. The investment management services provided to the Fund by the Investment Manager and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager, the Distributor and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

   In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial. Accordingly, the Fund's investments may be adversely affected.


   For additional risk disclosure, please refer to the "Investment Objective and Policies" section of the Prospectus and to the "Investment Practices and Policies" section of the Statement of Additional Information.

PORTFOLIO MANAGEMENT


   The Fund's portfolio is actively managed by its Investment Manager with a view to achieving the Fund's investment objective. The Fund is managed within MSDW Advisors' Tax-Exempt Group, which manages 39 tax-exempt municipal bond funds, with approximately $11 billion in assets as of May 31, 1998. Ms. Katherine H. Stromberg is the Fund's portfolio manager. Ms. Stromberg has been a municipal bond portfolio manager for more than 15 years and has been a portfolio manager at MSDW Advisors for over five years. In determining which securities to purchase for the Fund or hold in the Fund's portfolio, the Investment Manager will rely on information from various sources, including research, analysis and appraisals of brokers and dealers, including Dean Witter Reynolds Inc., Morgan Stanley & Co. Incorporated and other broker-dealers that are affiliates of the Investment Man-ager, the views of others regarding economic developments and interest rate trends; and the Investment Manager's own analysis of factors it deems relevant.

   Brokerage commissions are not normally charged on the purchase or sale of municipal obligations, but such transactions may involve costs in the form of spreads between bid and asked prices. Pursuant to an order of the Securities and Exchange Commission, the Fund may effect principal transactions in certain taxable money market instruments with Dean Witter Reynolds Inc. In addition, the Fund may incur brokerage commissions on futures' and options' transactions conducted through Dean Witter Reynolds Inc., Morgan Stanley & Co. Incorporated and other brokers and dealers that are affiliates of the Investment Manager. It is not anticipated that the portfolio trading engaged in by the Fund will result in its portfolio turnover rate exceeding 100%.


INVESTMENT RESTRICTIONS
-----------------------------------------------------------------------------

   The investment restrictions listed below are among the restrictions, a complete listing of which is contained in the Statement of Additional Information, which have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940, as amended (the "Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined in the Act.

   For purposes of the following restrictions: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security and provided further that a guarantee of a security shall not be deemed to be a security issued by the guarantor if the value of all securities issued or guaranteed by the guarantor and owned by the Fund does not exceed 10% of the value of the total assets of the Fund; (b) a "taxable security" is any security the interest on which is subject to federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

The Fund may not:


     1. With respect to 75% of its total assets, purchase securities of any issuer if, immedi ately thereafter, more than 5% of the value of its total assets are in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities).

     2. With respect to 75% of its total assets, purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than debt securities issued, or guaranteed as to principal and interest by, the United States Government, its agencies or instrumentalities).

     3. Invest 25% or more of the value of its total assets in securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to domestic bank obligations.

   Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.

PURCHASE OF FUND SHARES
-----------------------------------------------------------------------------

   The Fund offers it shares for sale to the pub lic on a continuous basis at the offering price with out the imposition of a sales charge. The offering price will be the net asset value per share next determined following receipt of an order (see "Determination of Net Asset Value"). Pursuant to a Distribution Agreement between the Fund and Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors" or the "Distributor"), an affiliate of the Investment Manager, shares of the Fund are distributed by the Distributor and are offered by Dean Witter Reynolds Inc. ("DWR"), a selected dealer and subsidiary of Morgan Stanley Dean Witter & Co., and other broker-dealers which have entered into selected broker-dealer agreements with the Distributor ("Selected Broker-Dealers"). It is anticipated that DWR will undergo a change of corporate name which is expected to incorporate the brand name of "Morgan Stanley Dean Witter," pending approval of various regulatory authorities. The principal executive office of the Distributor is located at Two World Trade Center, New York, New York 10048.

   The minimum initial purchase is $1,000 and subsequent purchases of $100 or more may be made by sending a check, payable to Morgan Stanley Dean Witter Limited Term Municipal Trust, directly to Morgan Stanley Dean Witter Trust FSB (the "Transfer Agent" or "MSDW Trust") at P.O. Box 1040, Jersey City, NJ 07303 or by contacting a Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative. The minimum initial purchase in the case of investments through EasyInvestSM, an automatic purchase plan (see "Shareholder Services"), is $100, provided that the schedule of automatic investments will result in investments totalling at least $1,000 within the first twelve months. In the case of investments pursuant to Systematic Payroll Deduction Plans (including Individual Retirement Plans), the Fund, in its discretion, may accept investments without regard to any minimum amounts which would otherwise be required if the Fund has reason to believe that additional investments will increase the investment in all accounts under such Plans to at least $1,000. Certificates for shares purchased will not be issued unless a request is made by the shareholder in writing to the Transfer Agent.


   Shares of the Fund are sold through the Distributor or a Selected Broker-Dealer on a normal three business day settlement basis; that is, payment is due on the third business day (settlement date) after the order is placed with the Distributor or Selected Broker-Dealer. Shares of the Fund purchased through the Distributor are entitled to dividends beginning on the next business day following settlement date. Since DWR or other Selected Broker-Dealers forward investors' funds on settlement date, they will benefit from the temporary use of the funds if payment is made prior thereto. Shares purchased through the Transfer Agent are entitled to dividends beginning on the next business day following receipt of an order. As noted above, orders placed directly with the Transfer Agent must be accompanied by payment. Investors will be entitled to receive capital gains distributions if their order is received by the close of business on the day prior to the record date for such distributions. Investors will be entitled to receive income dividends if their order is received by the close of business on the day prior to the record date for such dividends and distributions.

   Sales personnel of a Selected Broker-Dealer are compensated for shares of the Fund sold by them by the Distributor or any of its affiliates and/or by a Selected Broker-Dealer. In addition, some sales personnel of the Selected Broker-Dealer will receive non-cash compensation as special sales incentives, including trips, educational and/or business seminars and merchandise. The Fund and the Distributor reserve the right to reject any purchase orders.

PLAN OF DISTRIBUTION

   The Fund has entered into a Plan of Distribution pursuant to Rule 12b-1 under the Act with the Distributor whereby the Distributor is authorized to utilize its own resources or those of its affiliates, including MSDW Advisors, to finance certain services and activities in connection with the distribution of the Fund's shares. The principal activities and services which may be provided by the Distributor, DWR, its affiliates and other Selected Broker-Dealers under the Plan include: (1) compensation to and expenses of Morgan Stanley Dean Witter Financial Advisors and other Selected Broker-Dealer representatives and other employees of the Distributor and other Selected Broker-Dealers, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares;
(4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.


DETERMINATION OF NET ASSET VALUE

   The net asset value per share of the Fund is determined once daily at 4:00 p.m., New York time (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time), on each day that the New York Stock Exchange is open by taking the value of all assets of the Fund, subtracting all of its respective liabilities, dividing by the number of shares outstanding and adjusting to the nearest cent. The net asset value per share of the Fund will not be determined on Good Friday and on such other federal and non-federal holidays as are observed by the New York Stock Exchange.

   Certain of the Fund's portfolio securities (other than short-term taxable debt securities, futures and options) may be valued by an outside independent pricing service approved by the Fund's Trustees. The service may utilize a computerized grid matrix of tax-exempt securities and evaluations by its staff in determining what it believes is the fair value of the Fund's portfolio securities. The Board believes that timely and reliable market quotations are generally not readily available to the Fund for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities. A more detailed discussion of valuation procedures is in the Fund's Statement of Additional Information.

SHAREHOLDER SERVICES
-----------------------------------------------------------------------------


   Automatic Investment of Dividends and Distributions. All income dividends and capital gains distributions are automatically paid in full and fractional shares of the Fund (or, if specified by the shareholder, any other open-end investment company for which MSDW Advisors serves as investment manager (collectively, with the Fund, the "Morgan Stanley Dean Witter Funds")), unless the shareholder requests that they be paid in cash. Such dividends and distributions will be paid, at the net asset value per share, in shares of the Fund (or in cash if the shareholder so requests) on the monthly payment date, which will be no later than the last business day of the month for which the dividend or distribution is payable. Processing of dividend checks begins immediately following the monthly payment date. Shareholders who have requested to receive dividends in cash will normally receive their monthly dividend check during the first ten days of the following month.

   EasyInvest (Service Mark). Shareholders may subscribe to EasyInvest, an automatic purchase plan which provides for any amount from $100 to $5,000 to be transferred automatically from a checking or savings account, or following redemption of shares of a Morgan Stanley Dean Witter money market fund, on a semi-monthly, monthly or quarterly basis, to the Fund's Transfer Agent for investment in shares of the Fund.


   Systematic Withdrawal Plan. A systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders who own or purchase shares of the Fund having a minimum value of $10,000 based upon the then current net asset value. The Withdrawal Plan provides for monthly or quarterly (March, June, September and December) checks in any dollar amount, not less than $25, or in any whole percentage of the account balance, on an annualized basis. Withdrawal Plan payments should not be considered as dividends, yields or income. If periodic withdrawal plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment could be correspondingly reduced and ultimately exhausted.

   Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income, and generally, for state and local tax purposes.


   Shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative or the Transfer Agent for further information about any of the above services.

   Exchange Privilege. An "Exchange Privilege," that is, the privilege of exchanging shares of certain Morgan Stanley Dean Witter Funds for shares of the Fund, exists whereby shares of Morgan Stanley Dean Witter Funds that are multiple class funds ("Morgan Stanley Dean Witter Multi-Class Funds"), shares of Morgan Stanley Dean Witter Multi-State Municipal Series Trust and Morgan Stanley Dean Witter Hawaii Municipal Trust, which are Morgan Stanley Dean Witter Funds sold with a front-end sales charge ("FSC Funds"), and shares of Morgan Stanley Dean Witter Global Short-Term Income Fund Inc. ("Global Short-Term"), which is a Morgan Stanley Dean Witter Fund offered with a contingent deferred sales charge ("CDSC"), may be exchanged for shares of the Fund, Morgan Stanley Dean Witter Intermediate Term U.S. Treasury Trust, Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust and Morgan Stanley Dean Witter Short-Term Bond Fund, and for shares of five Morgan Stanley Dean Witter Funds which are money market funds: Morgan Stanley Dean Witter Liquid Asset Fund Inc., Morgan Stanley Dean Witter U.S. Government Money Market Trust, Morgan Stanley Dean Witter Tax-Free Daily Income Trust, Morgan Stanley Dean Witter California Tax Free Daily Income Trust and Morgan Stanley Dean Witter New York Municipal Money Market Trust (which nine funds, including the Fund, are hereinafter collectively referred to as "Exchange Funds"). Shares of the Exchange Funds received in an exchange for shares of a Morgan Stanley Dean Witter Multi-Class Fund may be redeemed and exchanged only for shares of the corresponding Class of a Morgan Stanley Dean Witter Multi-Class Fund or for shares of one of the other Exchange Funds, provided that shares of the Exchange Funds received in an exchange for Class A shares of a Morgan Stanley Dean Witter Multi-Class Fund may also be redeemed and exchanged for shares of a FSC Fund, and shares of the Exchange Funds received in an exchange for Class B shares of a Morgan Stanley Dean Witter Multi-Class Fund may also be redeemed and exchanged for shares of Global Short-Term. In addition, shares of the Exchange Funds received in an exchange for shares of a FSC Fund may be redeemed and exchanged for Class A shares of a Morgan Stanley Dean Witter Multi-Class Fund or for shares of one of the other Exchange Funds, and shares of the Exchange Funds received in an exchange for shares of Global Short-Term may be redeemed and exchanged for Class B shares of a Morgan Stanley Dean Witter Multi-Class Fund or for shares of one of the other Exchange Funds.

   An exchange to an Exchange Fund that is not a money market fund is on the basis of the next calculated net asset value per share of each fund after the exchange order is received. When exchanging into a money market fund, shares of the Multi-Class Fund, the FSC Fund, Global Short-Term or the Exchange Fund are redeemed at their next calculated net asset value and exchanged for shares of the money market fund at their net asset value determined the following business day. Ultimately, any applicable CDSC will have to be paid upon redemption of shares originally purchased from Global Short-Term or a Class of a Morgan Stanley Dean Witter Multi-Class Fund that imposes a CDSC. (If shares of an Exchange Fund received in ex-change for shares originally purchased from Global Short-Term or Class B of a Morgan Stanley Dean Witter Multi-Class Fund are exchanged for shares of Global Short-Term or another Morgan Stanley Dean Witter Multi-Class Fund having a different CDSC schedule than that of Global Short-Term or the Morgan Stanley Dean Witter Multi-Class Fund from which the Exchange Fund shares were acquired, the shares will be subject to the higher CDSC schedule.) During the period of time the shares originally purchased from Global Short-Term or from a Class of a Morgan Stanley Dean Witter Multi-Class Fund that imposes a CDSC remain in the Exchange Fund, the holding period (for the purpose of determining the rate of CDSC) is frozen. If those shares are subsequently re-exchanged for shares of a Morgan Stanley Dean Witter Multi-Class Fund or shares of Global Short-Term, the holding period previously frozen when the first exchange was made resumes on the last day of the month in which shares of a Morgan Stanley Dean Witter Multi-Class Fund or shares of Global Short-Term are reacquired. Thus, the CDSC is based upon the time (calculated as described above) the shareholder was invested in shares of a Morgan Stanley Dean Witter Multi-Class Fund or in shares of Global Short-Term. In the case of exchanges of Class A shares of a Morgan Stanley Dean Witter Multi-Class Fund which are subject to a CDSC, the holding period also includes the time (calculated as described above) the shareholder was invested in shares of a FSC Fund. In the case of shares exchanged into an Exchange Fund on or after April 23, 1990, upon a redemption of shares which results in a CDSC being imposed, a credit (not to exceed the amount of the CDSC) will be given in an amount equal to the Exchange Fund 12b-1 fees, if any, incurred on or after that date which are attributable to those shares (see "Purchase of Fund Shares--Plan of Distribution" in the respective Exchange Fund Prospectus for a description of Exchange Fund distribution fees). Exchanges may be made after the shares of the fund acquired by purchase (not by exchange or dividend reinvestment) have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment.

   Additional Information Regarding Exchanges. Purchases and exchanges should be made for investment purposes only. A pattern of frequent exchanges may be deemed by the Distributor to be abusive and contrary to the best interests of the Fund's other shareholders and, at the Distributor's discretion, may be limited by the Fund's refusal to accept additional purchases and/or exchanges from the investor. Although the Fund does not have any specific definition of what constitutes a pattern of frequent exchanges, and will consider all relevant factors in determining whether a particular situation is abusive and contrary to the best interests of the Fund and its other shareholders, investors should be aware that the Fund and each of the other Morgan Stanley Dean Witter Funds may in their discretion limit or otherwise restrict the number of times this Exchange Privilege may be exercised by any investor. Any such restriction will be made by the Fund on a prospective basis only, upon notice to the shareholder not later than ten days following such shareholder's most recent exchange.

   The Exchange Privilege may be terminated or revised at any time by the Fund and/or any of such Morgan Stanley Dean Witter Funds for which shares of the Fund may be exchanged, upon such notice as may be required by applicable regulatory agencies (presently sixty days' prior written notice for termination or material revision), provided that six months' prior written notice of termination will be given to the shareholders who hold shares of the Exchange Funds pursuant to this Exchange Privilege, and provided further that the Exchange Privilege may be terminated or materially revised without notice under certain unusual circumstances. Shareholders maintaining margin accounts with DWR or another Selected Broker-Dealer are referred to their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative regarding restrictions on exchange of shares of the Fund pledged in their margin account.


   The current prospectus for each fund describes its investment objective(s) and policies, and shareholders should obtain one and read it carefully before investing. Exchanges are subject to the minimum investment requirement of each Class of shares and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for federal income tax purposes the same as a repurchase or redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within ninety days after the shares are purchased. The Exchange Privilege is only available in states where an exchange may legally be made.


   If DWR or another Selected Broker-Dealer is the current broker-dealer of record and its account numbers are part of the account information, shareholders may initiate an exchange of shares of the Fund for shares of any of the above Morgan Stanley Dean Witter Funds pursuant to this Exchange Privilege by contacting their Morgan Stanley Dean Witter Financial Advisor or other selected Broker-Dealer representative (no Exchange Privilege Authorization Form is required). Other shareholders (and those shareholders who are clients of DWR or another Selected Broker-Dealer but who wish to make exchanges directly by writing or telephoning the Transfer Agent) must complete and forward to the Transfer Agent an Exchange Privilege Authorization Form, copies of which may be obtained from the Transfer Agent, to initiate an exchange. If the Authorization Form is used, exchanges may be made by contacting the Transfer Agent at (800) 869-NEWS (toll-free).


   The Fund will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. Such procedures include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number and DWR or other Selected Broker-Dealer account number (if any). Telephone instructions will also be recorded. If such procedures are not employed, the Fund may be liable for any losses due to unauthorized or fraudulent instructions.


   Telephone exchange instructions will be accepted if received by the Transfer Agent between 9:00 a.m. and 4:00 p.m. New York time, on any day the New York Stock Exchange is open. Any shareholder wishing to make an exchange who has previously filed an Exchange Privilege Authorization Form and who is unable to reach the Fund by telephone should contact his or her Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative, if appropriate, or make a written exchange request. Shareholders are advised that during periods of drastic economic or market changes it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the experience of the Morgan Stanley Dean Witter Funds in the past.

   For further information regarding the Exchange Privilege, shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative or the Transfer Agent.


REDEMPTIONS AND REPURCHASES
-----------------------------------------------------------------------------

   Redemption. Shares of the Fund can be redeemed for cash at any time at its respective current net asset value per share (without any redemption or other charge). If shares are held in a shareholder's account without a share certificate, a written request for redemption is required. If certificates are held by the shareholder, the shares may be redeemed by surrendering the certificates with a written request for redemption along with any additional documentation required by the Transfer Agent, to the Fund's Transfer Agent at P.O. Box 983, Jersey City, NJ 07303.

   Repurchase. DWR and other Selected Broker-Dealers are authorized to repurchase shares represented by a share certificate which is delivered to any of their offices. Shares held in a shareholder's account without a share certificate may also be repurchased by DWR and other Selected Broker-Dealers upon the telephonic request of the shareholder. The repurchase price is the net asset value next determined (see "Purchase of Fund Shares--Determination of Net Asset Value") after such repurchase order is received by DWR and other Selected Broker-Dealers.


   Payment for Shares Redeemed or Repurchased. Payment for shares presented for repurchase or redemption will be made by check within seven days after receipt by the Transfer Agent of the certificate and/or written request in good order. Such payment may be postponed or the right of redemption suspended under unusual circumstances. If the shares to be redeemed have recently been purchased by check, payment of the redemption proceeds may be delayed for the minimum time needed to verify that the check used for investment has been honored (not more than fifteen days from the time of receipt of the check by the Transfer Agent). Shareholders maintaining margin accounts with DWR or another Selected Broker-Dealer are referred to their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative regarding restrictions on redemption of shares of the Fund pledged in the margin account.


   Involuntary Redemption. The Fund reserves the right to redeem, on 60 days' notice and at net asset value, the shares (other than shares held in an Individual Retirement Account or Custodial Account under Section 403(b)(7) of the Internal Revenue Code) of any shareholder whose shares have a value of less than $100 as a result of redemptions or repurchases, or such lesser amount as may be fixed by the Trustees or, in the case of an account opened through EasyInvestSM, if after twelve months the shareholder has invested less than $1,000 in the account. However, before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares is less than the applicable amount and allow the shareholder sixty days to make an additional investment in an amount which will increase the value of his or her account to at least the applicable amount before the redemption is processed.


   Reinstatement Privilege. A shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within thirty days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of a Morgan Stanley Dean Witter Fund at net asset value next determined after a reinstatement request, together with the proceeds, is received by the Transfer Agent and receive a pro-rata credit for any CDSC paid in connection with such redemption or repurchase.


DIVIDENDS, DISTRIBUTIONS AND TAXES
-----------------------------------------------------------------------------


   Dividends and Distributions. The Fund declares dividends on each day the New York Stock Exchange is open for business. Such dividends are payable monthly. The Fund intends to distribute substantially all of its daily net investment income on an annual basis. Dividends from net short-term or net long-term capital gains, if any, will be paid at least once each year. The Fund may, however, determine either to distribute or to retain all or part of any net long-term capital gains in any year for reinvestment. Any dividends or distributions declared in the last quarter of any calendar year which are paid in the following calendar year prior to February 1 will be deemed received by the shareholder in the prior calendar year. Shareholders may instruct the Transfer Agent (in writing) to have their dividends paid out monthly in cash. Processing of dividend checks begins immediately following the monthly payment date. Shareholders who have requested to receive dividends in cash will normally be sent their monthly dividend check during the first ten days of the following month.

   Taxes. Because the Fund intends to distribute substantially all of its net investment income and net capital gains, if any, to shareholders, and intends to otherwise comply with all the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), to qualify as a regulated investment company ("RIC"), it is not expected that the Fund will be required to pay any federal income tax.


   The Fund intends to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of its taxable year, at least 50% of the value of its total assets in tax-exempt securities. If the fund qualifies as a RIC and satisfies such requirement, dividends from net investment income to shareholders, whether taken in cash or reinvested in additional Fund shares, will be excludable from gross income for federal income tax purposes to the extent net interest income is represented by interest on tax-exempt securities. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax.


   The Code subjects interest received on certain otherwise tax-exempt securities to an alternative minimum tax. This alternative minimum tax applies to interest received on "private activity bonds" (in general, bonds that benefit non-governmental entities) issued after August 7, 1986 which, although tax-exempt, are used for purposes other than those generally performed by governmental units (e.g., bonds used for commercial or housing purposes). Income received on such bonds is classified as a "tax preference item," under the alternative minimum tax, for both individual and corporate investors. There is no percentage limitation with respect to the Fund's investments in such "private activity bonds," with the result that a portion of the exempt-interest dividends paid by the Fund may be an item of tax preference to shareholders subject to the alternative minimum tax. In addition, certain corporations which are subject to the alternative minimum tax may have to include a portion of exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

   The Fund will mail to shareholders a statement indicating the percentage of the dividend distributions for each taxable year which constitutes exempt-interest dividends and the percentage, if any, that is taxable, and the percentage, if any, of the exempt-interest dividends which constitutes an item of tax preference.

   Shareholders will normally be subject to federal personal income tax on market discount on certain taxable and tax-exempt fixed-income securities, dividends paid from interest income derived from taxable securities and on distributions of net capital gains. For federal income tax purposes, distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or cash. To avoid being subject to a 31% backup withholding tax on taxable dividends and capital gains distributions and the proceeds of redemptions and repurchases, shareholders' taxpayer identification numbers must be furnished and certified as to accuracy. Interest on indebtedness incurred by shareholders or related parties to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund, will not be deductible by the investor for federal income tax purposes.

   Under the Revenue Reconciliation Act of 1993, all or a portion of the Fund's gain from the sale or redemption of tax-exempt obligations purchased at a market discount after April 30, 1993 will be treated as ordinary income rather than capital gain. This rule may increase the amount of ordinary income dividends received by shareholders.

   The foregoing relates to federal income taxation as in effect as of the date of this Prospectus. Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to state franchise taxes if received by a corporation doing business in various states, and to state and local taxes. Shareholders should consult their tax advisers as to the applicability of the above to their own tax situation.

PERFORMANCE INFORMATION
-----------------------------------------------------------------------------

   From time to time the Fund may quote its "yield" and/or its "total return" in advertisements and sales literature. Both the yield and the total return of the Fund are based on historical earnings and are not intended to indicate future performance. The yield of the Fund is computed by dividing the Fund's net investment income over a 30-day period by an average value (using the average number of shares entitled to receive dividends and the maximum offering price per share at the end of the period), all in accordance with applicable regulatory requirements. Such amount is compounded for six months and then annualized for a twelve-month period to derive the Fund's yield. The Fund may also quote tax-equivalent yield, which is calculated by determining the pre-tax yield which, after being taxed at a stated rate, would be equivalent to the yield determined as described above.

   The "average annual total return" of the Fund refers to a figure reflecting the average annualized percentage increase (or decrease) in the value of an initial investment of $1,000 over periods of one, five and ten years, as well as the life of the Fund if less than any of the foregoing. Average annual total return reflects all income earned by the Fund, any appreciation or depreciation of the Fund's assets and all expenses incurred by the Fund for the stated periods. It also assumes reinvestment of all dividends and distributions paid by the Fund.

   In addition to the foregoing, the Fund may advertise its total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of the Fund. The Fund from time to time may also advertise its performance relative to certain performance rankings (such as Lipper Analytical Services Inc.) and indices compiled by independent organizations (such as the Lehman Brothers Municipal Bond Index and Sub-indices).

ADDITIONAL INFORMATION
-----------------------------------------------------------------------------

   Voting Rights. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges.

   The Fund is not required to hold Annual Meetings of Shareholders and, in ordinary circumstances, the Fund does not intend to hold such meetings.

   Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that Fund documents include such disclaimer and provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.


   Code of Ethics. Directors, officers and employees of MSDW Advisors, MSDW Services Inc. and

MSDW Distributors are subject to a strict Code of Ethics adopted by those companies. The Code of Ethics is intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from a person's employment activities and that actual and potential conflicts of interest are avoided. To achieve these goals and comply with regulatory requirements, the Code of Ethics requires, among other things, that personal securities transactions by employees of the companies be subject to an advance clearance process to monitor that no Morgan Stanley Dean Witter Fund is engaged at the same time in a purchase or sale of the same security. The Code of Ethics bans the purchase of securities in an initial public offering, and also prohibits engaging in futures and options transactions and profiting on short-term trading (that is, a purchase within 60 days of a sale or a sale within 60 days of a purchase) of a security. In addition, investment personnel may not purchase or sell a security for their personal account within 30 days before or after any transaction in any Morgan Stanley Dean Witter Fund managed by them. Any violations of the Code of Ethics are subject to sanctions, including reprimand, demotion or suspension or termination of employment. The Code of Ethics comports with regulatory requirements and the recommendations in the 1994 report by the Investment Company Institute Advisory Group on Personal Investing.


   Master/Feeder Conversion. The Fund reserves the right to seek to achieve its investment objective by investing all of its investable assets in a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund.

   Shareholder Inquiries. All inquiries regarding the Fund should be directed to the Fund at the telephone numbers or addresses set forth on the front cover of this Prospectus.

Morgan Stanley Dean Witter
Limited Term Municipal Trust
Two World Trade Center
New York, New York 10048


TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer


CUSTODIAN

The Bank of New York
90 Washington Street
New York, New York 10286


TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center
Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.



MORGAN STANLEY
DEAN WITTER
LIMITED TERM
MUNICIPAL TRUST


PROSPECTUS--JUNE 30, 1998

                                                    MORGAN STANLEY DEAN WITTER
                                                                  LIMITED TERM
                                                               MUNICIPAL TRUST


STATEMENT OF ADDITIONAL INFORMATION

JUNE 30, 1998
-----------------------------------------------------------------------------

   Morgan Stanley Dean Witter Limited Term Municipal Trust (the "Fund") is an open-end, diversified management investment company whose investment objective is to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital and prescribed standards of quality and maturity. The Fund seeks to achieve its objective by investing predominately in intermediate term high quality municipal securities with an anticipated average dollar-weighted maturity range of 7 to 10 years and a average maximum dollar-weighted maturity of 12 years. (See "Investment Objective and Policies.")

   A Prospectus for the Fund dated June 30, 1998, which provides the basic information you should know before investing in the Fund, may be obtained without charge from the Fund at its address or telephone numbers listed below or from the Fund's Distributor, Morgan Stanley Dean Witter Distributors Inc., or from Dean Witter Reynolds Inc. at any of its branch offices. This Statement of Additional Information is not a Prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Fund, and should be read in conjunction with the Prospectus.

Morgan Stanley Dean Witter
Limited Term Municipal Trust
Two World Trade Center
New York, New York 10048
(212) 392-2550 or
(800) 869-NEWS (toll-free)

TABLE OF CONTENTS
-----------------------------------------------------------------------------


The Fund and its Management ...........................................   3
Trustees and Officers .................................................   7
Investment Practices and Policies  ....................................  13
Investment Restrictions ...............................................  21
Portfolio Transactions and Brokerage ..................................  22
Purchase of Fund Shares ...............................................  23
Shareholder Services ..................................................  26
Redemptions and Repurchases ...........................................  30
Dividends, Distributions and Taxes  ...................................  31
Performance Information ...............................................  34
Shares of the Fund ....................................................  35
Custodian and Transfer Agent ..........................................  35
Independent Accountants ...............................................  36
Reports to Shareholders ...............................................  36
Legal Counsel .........................................................  36
Experts ...............................................................  36
Registration Statement ................................................  36
Financial Statements--March 31, 1998 ..................................  37
Report of Independent Accountants .....................................  48
Appendix ..............................................................  49

THE FUND AND ITS MANAGEMENT
-----------------------------------------------------------------------------

THE FUND


   The Fund is a trust of the type commonly known as a "Massachusetts Business Trust" and was organized under the laws of the Commonwealth of Massachusetts on February 25, 1993 under the name Dean Witter Limited Term Municipal Trust. Effective June 22, 1998, the Trustees of the Fund adopted an Amendment to the Declaration of Trust of the Fund changing the name of the Fund to Morgan Stanley Dean Witter Limited Term Municipal Trust.


THE INVESTMENT MANAGER


   Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager" or "MSDW Advisors"), whose address is Two World Trade Center, New York, New York 10048, is the Fund's Investment Manager. MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"), a Delaware corporation. The daily management of the Fund and research relating to the Fund's portfolio are conducted by or under the direction of officers of the Fund and of the Investment Manager, subject to review by the Fund's Trustees. Information as to these Trustees and Officers is contained under the caption "Trustees and Officers".

   MSDW Advisors is the investment manager or investment advisor of the following investment companies, which are collectively referred to as the "Morgan Stanley Dean Witter Funds":



OPEN-END FUNDS
1       Active Assets California Tax-Free Trust
2       Active Assets Government Securities Trust
3       Active Assets Money Trust
4       Active Assets Tax-Free Trust
5       Morgan Stanley Dean Witter American Value Fund
6       Morgan Stanley Dean Witter Balanced Growth Fund
7       Morgan Stanley Dean Witter Balanced Income Fund
8       Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
9       Morgan Stanley Dean Witter California Tax-Free Income Fund
10      Morgan Stanley Dean Witter Capital Appreciation Fund
11      Morgan Stanley Dean Witter Capital Growth Securities
12      Morgan Stanley Dean Witter Competitive Edge Fund, "Best Ideas" Portfolio
13      Morgan Stanley Dean Witter Convertible Securities Trust
14      Morgan Stanley Dean Witter Developing Growth Securities Trust
15      Morgan Stanley Dean Witter Diversified Income Trust
16      Morgan Stanley Dean Witter Dividend Growth Securities Inc.
17      Morgan Stanley Dean Witter Equity Fund
18      Morgan Stanley Dean Witter European Growth Fund Inc.
19      Morgan Stanley Dean Witter Federal Securities Trust
20      Morgan Stanley Dean Witter Financial Services Trust
21      Morgan Stanley Dean Witter Fund of Funds
22      Dean Witter Global Asset Allocation Fund
23      Morgan Stanley Dean Witter Global Dividend Growth Securities
24      Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
25      Morgan Stanley Dean Witter Global Utilities Fund
26      Morgan Stanley Dean Witter Growth Fund

                                       3

27      Morgan Stanley Dean Witter Hawaii Municipal Trust
28      Morgan Stanley Dean Witter Health Sciences Trust
29      Morgan Stanley Dean Witter High Yield Securities Inc.
30      Morgan Stanley Dean Witter Income Builder Fund
31      Morgan Stanley Dean Witter Information Fund
32      Morgan Stanley Dean Witter Intermediate Income Securities
33      Morgan Stanley Dean Witter Intermediate Term U.S. Treasury Trust
34      Morgan Stanley Dean Witter International SmallCap Fund
35      Morgan Stanley Dean Witter Japan Fund
36      Morgan Stanley Dean Witter Limited Term Municipal Trust
37      Morgan Stanley Dean Witter Liquid Asset Fund Inc.
38      Morgan Stanley Dean Witter Market Leader Trust
39      Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
40      Morgan Stanley Dean Witter Mid-Cap Growth Fund
41      Morgan Stanley Dean Witter Multi-State Municipal Series Trust
42      Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
43      Morgan Stanley Dean Witter New York Municipal Money Market Trust
44      Morgan Stanley Dean Witter New York Tax-Free Income Fund
45      Morgan Stanley Dean Witter Pacific Growth Fund Inc.
46      Morgan Stanley Dean Witter Precious Metals and Minerals Trust
47      Dean Witter Retirement Series
48      Morgan Stanley Dean Witter Select Dimensions Investment Series
49      Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
50      Morgan Stanley Dean Witter Short-Term Bond Fund
51      Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
52      Morgan Stanley Dean Witter Special Value Fund
53      Morgan Stanley Dean Witter S&P 500 Index Fund
54      Morgan Stanley Dean Witter Strategist Fund
55      Morgan Stanley Dean Witter Tax-Exempt Securities Trust
56      Morgan Stanley Dean Witter Tax-Free Daily Income Trust
57      Morgan Stanley Dean Witter U.S. Government Money Market Trust
58      Morgan Stanley Dean Witter U.S. Government Securities Trust
59      Morgan Stanley Dean Witter Utilities Fund
60      Morgan Stanley Dean Witter Value-Added Market Series
61      Morgan Stanley Dean Witter Variable Investment Series
62      Morgan Stanley Dean Witter World Wide Income Trust

CLOSED-END FUNDS
1       InterCapital California Insured Municipal Income Trust
2       InterCapital California Quality Municipal Securities
3       Dean Witter Government Income Trust
4       High Income Advantage Trust
5       High Income Advantage Trust II
6       High Income Advantage Trust III
7       InterCapital Income Securities Inc.
8       InterCapital Insured California Municipal Securities

                                       4

9       InterCapital Insured Municipal Bond Trust
10      InterCapital Insured Municipal Income Trust
11      InterCapital Insured Municipal Securities
12      InterCapital Insured Municipal Trust
13      Municipal Income Opportunities Trust
14      Municipal Income Opportunities Trust II
15      Municipal Income Opportunities Trust III
16      Municipal Income Trust
17      Municipal Income Trust II
18      Municipal Income Trust III
19      Municipal Premium Income Trust
20      InterCapital New York Quality Municipal Securities
21      Morgan Stanley Dean Witter Prime Income Trust
22      InterCapital Quality Municipal Income Trust
23      InterCapital Quality Municipal Investment Trust
24      InterCapital Quality Municipal Securities



   In addition, Morgan Stanley Dean Witter Services Company Inc. ("MSDW Services"), a wholly-owned subsidiary of MSDW Advisors, serves as manager for the following investment companies for which TCW Funds Management, Inc. is the investment advisor (the "TCW/DW Funds"):



OPEN-END FUNDS
1      TCW/DW Emerging Markets Opportunities Trust
2      TCW/DW Global Telecom Trust
3      TCW/DW Income and Growth Fund
4      TCW/DW Latin American Growth Fund
5      TCW/DW Mid-Cap Equity Trust
6      TCW/DW North American Government Income Trust
7      TCW/DW Small Cap Growth Fund
8      TCW/DW Total Return Trust

CLOSED-END FUNDS
1      TCW/DW Term Trust 2000
2      TCW/DW Term Trust 2002
3      TCW/DW Term Trust 2003



   MSDW Advisors also serves as: (i) administrator of The BlackRock Strategic Term Trust Inc., a closed-end investment company; (ii) sub-administrator of Templeton Global Governments Income Trust, a closed-end investment company; and (iii) investment advisor of Offshore Dividend Growth Fund and Offshore Money Market Fund, mutual funds established under the laws of the Cayman Islands and available only to investors who are participants in DWR's International Active Assets Account program and are neither citizens nor residents of the United States.

   Pursuant to an Investment Management Agreement (the "Agreement") with the Investment Manager, the Fund has retained the Investment Manager to manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective.


   Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, such office space, facilities, equipment, clerical help and bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, statements of additional information, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund. The Investment Manager has retained MSDW Services to provide its administrative services under the Agreement.

   The Fund pays all expenses incurred in its operation. Expenses not expressly assumed by the Investment Manager under the Agreement or by Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors" or the "Distributor"), the Distributor of the Fund's shares (see "Purchase of Fund Shares") will be paid by the Fund. Such expenses include, but are not limited to: charges and expenses of any registrar; custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing of share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing Prospectuses and Statements of Additional Information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager) and independent accountants; membership dues of industry associations; interest on the Fund's borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto (depending upon the nature of the legal claim, liability or lawsuit), the costs of litigation, payment of legal claims or liabilities or indemnification relating thereto; and all other costs of the Fund's operations properly payable by the Fund.

   As full compensation for the services and facilities furnished to the Fund and expenses of the Fund assumed by the Investment Manager, the Fund pays the Investment Manager monthly compensation calculated daily by applying the annual rate of 0.50% to the daily net assets of the Fund. For the fiscal years ended March 31, 1996, 1997 and 1998, the Fund accrued to the Investment Manager monthly compensation under the Agreement of $401,513, $331,532 and $281,962, respectively.


   The Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors. The Agreement in no way restricts the Investment Manager from acting as investment manager or adviser to others.

   The Investment Manager paid the organizational expenses of the Fund incurred prior to the offering of the Fund's shares. The Fund agreed to bear and reimburse the Investment Manager for such expenses which totalled approximately $140,000. The Fund has deferred and is amortizing these organizational expenses on the straight line method over a period not to exceed five years from the date of commencement of the Fund's operations.

   The Agreement was initially approved by the Trustees on February 21, 1997 and by the shareholders of the Fund at a Special Meeting of Shareholders held on May 21, 1997. The Agreement is substantially identical to a prior investment management agreement which was initially approved by the Trustees on October 30, 1992 and by the shareholders of the Fund at a Special Meeting of Shareholders held on January 12, 1993. The Agreement took effect on May 31, 1997 upon the consummation of the merger of Dean Witter, Discover & Co. with Morgan Stanley Group Inc. The Agreement may be terminated at any time, without penalty, on thirty days' notice by the Board of Trustees of the Fund, by the holders of a majority, as defined in the Investment Company Act of 1940 (the "Act"), of the outstanding shares of the Fund, or by the Investment Manager. The Agreement will automatically terminate in the event of its assignment (as defined in the Act).

   By its terms, the Agreement has an initial term ending April 30, 1999, and provides that it will continue from year to year thereafter, provided continuance of the Agreement is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund, as defined in the Act, or by the Trustees of the Fund; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees of the Fund who are not parties to the Agreement or "interested persons" (as defined in the Act) of any such party (the "Independent Trustees"), which vote must be cast in person at a meeting called for the purpose of voting on such approval.


   The following owned 5% or more of the outstanding shares of beneficial interest on June 6, 1998: Doug Rebak, 820 Minsi Trail, Franklin Lakes, NJ, 07417-2114--6.84%.

   The Fund has acknowledged that the name "Morgan Stanley Dean Witter" is a property right of MSDW. The Fund has agreed that MSDW, or any corporate affiliate of MSDW, may use, or at any time permit others to use, the name "Morgan Stanley Dean Witter." The Fund has also agreed that in the event the investment management contract between the Investment Manager and the Fund is terminated, or if the affiliation between MSDW Advisors and its parent company is terminated, the Fund will eliminate the name "Morgan Stanley Dean Witter" from its name if MSDW, or any corporate affiliate of MSDW, shall so request.


TRUSTEES AND OFFICERS
-----------------------------------------------------------------------------


   The Trustees and Executive Officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with MSDW Advisors, and with the 86 Morgan Stanley Dean Witter Funds and the 11 TCW/DW Funds are shown below:



       NAME, AGE, POSITION WITH FUND
                AND ADDRESS                             PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------------  -------------------------------------------------------------------------
Michael Bozic (57)                         Chairman and Chief Executive Officer of Levitz Furniture (since November,
Trustee                                    1995); Director or Trustee of the Morgan Stanley Dean Witter Funds;
c/o Levitz Furniture Corporation           formerly President and Chief Executive Officer of Hills Department
7887 N. Federal Highway                    Stores (May, 1991-July, 1995); formerly variously Chairman, Chief
Boca Raton, Florida                        Executive Officer, President and Chief Operating Officer (1987-1991)
                                           of the Sears Merchandise Group of Sears, Roebuck and Co.; Director
                                           of Eaglemark Financial Services, Inc. and Weirton Steel Corporation.

Charles A. Fiumefreddo* (65)               Chairman, Director or Trustee, President and Chief Executive Officer
Chairman, President                        of the Morgan Stanley Dean Witter Funds; Chairman, Chief Executive
Chief Executive Officer and Trustee        Officer and Trustee of the TCW/DW Funds; formerly Chairman, Chief
Two World Trade Center                     Executive Officer and Director of MSDW Advisors, MSDW Distributors
New York, New York                         and MSDW Services, Executive Vice President and Director of Dean Witter
                                           Reynolds Inc. ("DWR"), Chairman and Director of Morgan Stanley Dean
                                           Witter Trust FSB ("MSDW Trust"), and Director and/or officer of various
                                           MSDW subsidiaries (until June, 1998).

                                7

       NAME, AGE, POSITION WITH FUND
                AND ADDRESS                          PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------------  -------------------------------------------------------------------------
Edwin J. Garn (65)                         Director or Trustee of the Morgan Stanley Dean Witter Funds; formerly
Trustee                                    United States Senator (R-Utah)(1974-1992) and Chairman, Senate Banking
c/o Huntsman Corporation 500 Huntsman Way  Committee (1980-1986); formerly Mayor of Salt Lake City, Utah
Salt Lake City, Utah                       (1971-1974); formerly Astronaut, Space Shuttle Discovery (April 12-19,
                                           1985); Vice Chairman, Huntsman Corporation (since January, 1993);
                                           Director of Franklin Covey (time management systems), John Alden
                                           Financial Corp (health insurance), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific
                                           (multilevel marketing); Member of the board of various civic and charitable organizations.

John R. Haire (73)                         Chairman of the Audit Committee and Director or Trustee of the Morgan
Trustee                                    Stanley Dean Witter Funds; Chairman of the Audit Committee and Trustee
Two World Trade Center                     of the TCW/DW Funds; formerly Chairman of the Independent Directors
New York, New York                         or Trustees of the Morgan Stanley Dean Witter Funds and the TCW/DW
                                           Funds (until June, 1998); formerly President, Council for Aid to
                                           Education (1978-1989) and Chairman and Chief Executive Officer of
                                           Anchor Corporation, an Investment Adviser (1964-1978).

Wayne E. Hedien (64)                       Retired; Director or Trustee of the Morgan Stanley Dean Witter Funds;
Trustee                                    Director of The PMI Group, Inc. (private mortgage insurance); Trustee
c/o Gordon Altman Butowsky                 and Vice Chairman of The Field Museum of Natural History; formerly
 Weitzen Shalov & Wein                     associated with the Allstate Companies (1966-1994), most recently
Counsel to the Independent                 as Chairman of The Allstate Corporation (March, 1993-December, 1994)
 Trustees                                  and Chairman and Chief Executive Officer of its wholly-owned subsidiary,
114 West 47th Street                       Allstate Insurance Company (July, 1989-December, 1994); director of
New York, New York                         various other business and charitable organizations.

Dr. Manuel H. Johnson (49)                 Senior Partner, Johnson Smick International, Inc., a consulting firm;
Trustee                                    Co-Chairman and a founder of the Group of Seven Council (G7C), an
c/o Johnson Smick International, Inc.      international economic commission; Director or Trustee of the Morgan
1133 Connecticut Avenue, N.W.              Stanley Dean Witter Funds; Trustee of the TCW/DW Funds; Director of
Washington, D.C.                           NASDAQ (since June, 1995); Director of Greenwich Capital Markets Inc.
                                           (broker-dealer); and NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); formerly Vice Chairman of the Board of Governors of the Federal Reserve System (1986-1990)
                                           and Assistant Secretary of the U.S. Treasury (1982-1988).

Michael E. Nugent (62)                     General Partner, Triumph Capital, L.P., a private investment
Trustee                                    partnership; Director or Trustee of the Morgan Stanley Dean Witter
c/o Triumph Capital, L.P.                  Funds; Trustee of the TCW/DW Funds; formerly Vice President, Bankers
237 Park Avenue                            Trust Company and BT Capital Corporation (1984-1988); director of
New York, New York                         various business organizations.

                                8

       NAME, AGE, POSITION WITH FUND
                AND ADDRESS                          PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------------  -------------------------------------------------------------------------
Philip J. Purcell* (54)                    Chairman of the Board of Directors and Chief Executive Officer of
Trustee                                    MSDW, DWR and Novus Credit Services Inc.; Director of MSDW Advisors,
Two World Trade Center                     MSDW Services and MSDW Distributors; Director or Trustee of the Morgan
New York, New York                         Stanley Dean Witter Funds; director and/or officer of various MSDW subsidiaries.

John L. Schroeder (67)                     Retired; Director or Trustee of the Morgan Stanley Dean Witter Funds;
Trustee                                    Trustee of the TCW/DW Funds; Director of Citizens Utilities Company;
c/o Gordon Altman Butowsky                 formerly Executive Vice President and Chief Investment Officer of
 Weitzen Shalov & Wein                     the Home Insurance Company (August, 1991-September, 1995).
Counsel to the Independent Trustees
114 West 47th Street
New York, New York

Barry Fink (43)                            Senior Vice President (since March, 1997) and Secretary and General
Vice President, Secretary                  Counsel (since February, 1997) of MSDW Advisors and MSDW Services;
 and General Counsel                       Senior Vice President (since March, 1997) and Assistant Secretary
Two World Trade Center                     and Assistant General Counsel (since February, 1997) of MSDW
New York, New York                         Distributors; Assistant Secretary of DWR (since August, 1996); Vice
                                           President, Secretary and General Counsel of the Morgan Stanley Dean
                                           Witter Funds and the TCW/DW Funds (since February, 1997); previously
                                           First Vice President (June, 1993-February, 1997), Vice President (until
                                           June, 1993) and Assistant Secretary and Assistant General Counsel
                                           of MSDW Advisors and MSDW Services and Assistant Secretary of the
                                           Morgan Stanley Dean Witter Funds and the TCW/DW Funds.

Katherine H. Stromberg (49)                Vice President of MSDW Advisors; Vice President of various Morgan
Vice President                             Stanley Dean Witter Funds.
Two World Trade Center
New York, New York

Thomas F. Caloia (52)                      First Vice President and Assistant Treasurer of MSDW Advisors and
Treasurer                                  MSDW Services; Treasurer of the Morgan Stanley Dean Witter Funds and
Two World Trade Center                     the TCW/DW Funds.
New York, New York

--------------

 * Denotes Trustees who are "interested persons" of the Fund, as defined in the Act.

   In addition, Mitchell M. Merin, President, Chief Executive Officer and Director of MSDW Advisors and MSDW Services, Chairman and Director of MSDW Distributors and MSDW Trust, Executive Vice President and Director of DWR, and Director of SPS Transaction Services, Inc. and various other MSDW subsidiaries, Robert M. Scanlan, President and Chief Operating Officer of MSDW Advisors and MSDW Services, Executive Vice President of MSDW Distributors and MSDW Trust and Director of MSDW Trust, Robert S. Giambrone, Senior Vice President of MSDW Advisors, MSDW Services, MSDW Distributors and MSDW Trust and Director of MSDW Trust, Joseph J. McAlinden, Executive Vice President and Chief Investment Officer of MSDW Advisors and Director of MSDW Trust, and Peter M. Avelar, Jonathan R. Page and James F. Willison, Senior Vice Presidents of MSDW Advisors, and Joseph Arcieri and Gerard J. Lian, Vice Presidents of MSDW Advisors are Vice Presidents of the Fund, and Marilyn K. Cranney and Carsten Otto, First Vice Presidents and Assistant General Counsels of MSDW Advisors and MSDW

Services, Frank Bruttomesso, LouAnne D. McInnis and Ruth Rossi, Vice Presidents and Assistant General Counsels of MSDW Advisors and MSDW Services, and Todd Lebo, a staff attorney with MSDW Advisors, are Assistant Secretaries of the Fund.

THE BOARD OF TRUSTEES, THE INDEPENDENT TRUSTEES, AND THE COMMITTEES

   The Board of Trustees consists of nine (9) trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds, and are referred to in this section as Trustees. As of the date of this Statement of Additional Information, there are a total of 86 Morgan Stanley Dean Witter Funds, comprised of 132 portfolios. As of May 31, 1998, the Morgan Stanley Dean Witter Funds had total net assets of approximately $106 billion and more than six million shareholders.

   Seven Trustees (77% of the total number) have no affiliation or business connection with MSDW Advisors or any of its affiliated persons and do not own any stock or other securities issued by MSDW Advisors' parent company, MSDW. These are the "disinterested" or "independent" Trustees. Four of the seven independent Trustees are also Independent Trustees of the TCW/DW Funds.

   Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Morgan Stanley Dean Witter Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' Boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. Indeed, by serving on the Funds' Boards, certain Trustees who would otherwise be qualified and in demand to serve on bank boards would be prohibited by law from doing so.

   All of the Independent Trustees serve as members of the Audit Committee. Three of them also serve as members of the Derivatives Committee. During the calendar year ended December 31, 1997, the Audit Committee, the Derivatives Committee and the Independent Trustees held a combined total of seventeen meetings.

   The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the Board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have such a plan.

   The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; and reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls.

   Finally, the Board of each Fund has formed a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.

ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS

   The Independent Trustees and the Funds' management believe that having the same Independent Trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as Independent

Trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of Independent Trustees of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Morgan Stanley Dean Witter Funds.

COMPENSATION OF INDEPENDENT TRUSTEES

   The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee. Mr. Haire currently serves as Chairman of the Audit Committee. Prior to June 1, 1998, Mr. Haire also served as Chairman of the Independent Trustees, for which services the Fund paid him an additional annual fee of $1,200.

   The following table illustrates the compensation paid to the Fund's Independent Trustees by the Fund for the fiscal year ended March 31, 1998.


                              FUND COMPENSATION


                                AGGREGATE
                               COMPENSATION
NAME OF INDEPENDENT TRUSTEE   FROM THE FUND
---------------------------   -------------
Michael Bozic ..............      $1,550
Edwin J. Garn ..............       1,650
John R. Haire ..............       3,500
Wayne E. Hedien ............       1,082
Dr. Manuel H. Johnson  .....       1,600
Michael E. Nugent ..........       1,650
John L. Schroeder...........       1,650

   The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1997 for services to the 84 Morgan Stanley Dean Witter Funds and, in the case of Messrs. Haire, Johnson, Nugent and Schroeder, the 14 TCW/DW Funds that were in operation at December 31, 1997. Mr. Haire serves as Chairman of the Audit Committee of each Morgan Stanley Dean Witter Fund and each TCW/DW Fund and, prior to June 1, 1998, also served as Chairman of the Independent Directors or Trustees of those Funds. With respect to Messrs. Haire, Johnson, Nugent and Schroeder, the TCW/DW Funds are included solely because of a limited exchange privilege between those Funds and five Morgan Stanley Dean Witter Money Market Funds. Mr. Hedien's term as Director or Trustee of each Morgan Stanley Dean Witter Fund commenced on September 1, 1997.


   CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS AND TCW/DW FUNDS

                                                                FOR SERVICE AS
                                                                 CHAIRMAN OF
                                                                 INDEPENDENT      FOR SERVICE AS      TOTAL CASH
                            FOR SERVICE                           DIRECTORS/       CHAIRMAN OF       COMPENSATION
                          AS DIRECTOR OR      FOR SERVICE AS     TRUSTEES AND      INDEPENDENT     FOR SERVICES TO
                            TRUSTEE AND        TRUSTEE AND          AUDIT            TRUSTEES     84 MORGAN STANLEY
                         COMMITTEE MEMBER    COMMITTEE MEMBER  COMMITTEES OF 84     AND AUDIT        DEAN WITTER
NAME OF                OF 84 MORGAN STANLEY    OF 14 TCW/DW     MORGAN STANLEY   COMMITTEES OF 14    FUNDS AND 14
INDEPENDENT TRUSTEE      DEAN WITTER FUNDS        FUNDS       DEAN WITTER FUNDS    TCW/DW FUNDS      TCW/DW FUNDS
-------------------      -----------------        -----       -----------------    ------------      ------------
Michael Bozic ........       $133,602               --                --                --             $133,602
Edwin J. Garn ........        149,702               --                --                --              149,702
John R. Haire ........        149,702            $73,725           $157,463          $25,350            406,240
Wayne E. Hedien ......         39,010               --                --                --               39,010
Dr. Manuel H.
 Johnson..............        145,702             71,125              --                --              216,827
Michael E. Nugent  ...        149,702             73,725              --                --              223,427
John L. Schroeder ....        149,702             73,725              --                --              223,427


   As of the date of this Statement of Additional Information, 57 of the Morgan Stanley Dean Witter Funds, including the Fund, have adopted a retirement program under which an Independent Trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director or Trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such Trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service. Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 29.41% of his or her Eligible Compensation plus 0.4901667% of such Eligible Compensation for each full month of service as an Independent Director or Trustee of any Adopting Fund in excess of five years up to a maximum of 58.82% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are not secured or funded by the Adopting Funds.


------------
(1) An Eligible Trustee may elect alternate payments of his or her retirement benefits based upon the combined life expectancy of such Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. The amount estimated to be payable under this method, through the remainder of the later of the lives of such Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to either 50% or 100% of the previous periodic amount, an election that, respectively, increases or decreases the previous periodic amount so that the resulting payments will be the actuarial equivalent of the Regular Benefit.

   The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Fund for the fiscal year ended March 31, 1998 and by the 57 Morgan Stanley Dean Witter Funds (including the Fund) for the year ended December 31, 1997, and the estimated retirement benefits for the Fund's Independent Trustees, to commence upon their retirement, from the Fund as of March 31, 1998 and from the 57 Morgan Stanley Dean Witter Funds as of December 31, 1997.


  RETIREMENT BENEFITS FROM THE FUND AND ALL MORGAN STANLEY DEAN WITTER FUNDS


                                  FOR ALL ADOPTING FUNDS                                ESTIMATED ANNUAL
                             --------------------------------   RETIREMENT BENEFITS         BENEFITS
                                ESTIMATED                       ACCRUED AS EXPENSES    UPON RETIREMENT(2)
                                 CREDITED                     ----------------------- -------------------
                                  YEARS          ESTIMATED
                              OF SERVICE AT    PERCENTAGE OF               BY ALL       FROM    FROM ALL
                                RETIREMENT       ELIGIBLE      BY THE     ADOPTING      THE     ADOPTING
NAME OF INDEPENDENT TRUSTEE    (MAXIMUM 10)    COMPENSATION     FUND        FUNDS       FUND     FUNDS
---------------------------  --------------- ---------------  -------- -------------  ------- ----------
Michael Bozic ..............        10             58.82%      $  358     $ 20,499     $  971   $ 55,026
Edwin J. Garn ..............        10             58.82          596       30,878        971     55,026
John R. Haire ..............        10             58.82        2,396      (19,823)(3)  2,190    132,002
Wayne E. Hedien.............         9             50.00          185            0        825     46,772
Dr. Manuel H. Johnson  .....        10             58.82          241       12,832        971     55,026
Michael E. Nugent ..........        10             58.82          451       22,546        971     55,026
John L. Schroeder...........         8             49.02          689       39,350        815     46,123

--------------
(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.
(3) This number reflects the effect of the extension of Mr. Haire's term as Director or Trustee until May 1, 1999.


   As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1 percent of the Fund's shares of beneficial interest outstanding.


INVESTMENT PRACTICES AND POLICIES
-----------------------------------------------------------------------------

PORTFOLIO SECURITIES

   Taxable Securities. As discussed in the Prospectus, the Fund may invest up to 20% of its total assets in taxable money market instruments, under any one of the following circumstances: (a) pending investment of proceeds of the sale of the Fund's shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities and (c) to maintain liquidity for the purpose of meeting anticipated redemptions.

   In addition, the Fund may temporarily invest more than 20% of its total assets in taxable securities, or in tax-exempt securities subject to the federal alternative minimum tax for individual shareholders, in order to maintain a "defensive" posture when, in the opinion of the Investment Manager, it is advisable to do so because of market conditions. The types of taxable money market instruments in which the Fund may invest are limited to the following short-term fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States Government, its agencies, instrumentalities or authorities; (ii) commercial paper rated P-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Corporation ("S&P"); (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to the foregoing portfolio securities.

   Tax-Exempt Securities. Under normal conditions, at least 80% of the total assets of the Fund will be invested in securities, the interest on which is exempt from federal income taxes. The tax-exempt securities in which the Fund may invest include any or all of the following securities: fixed, variable, or floating rate general obligation and revenue bonds (including municipal lease obligations and resource recovery bonds); zero coupon and asset-backed securities, inverse floaters; tax, revenue, or bond anticipation notes; and tax-exempt commercial paper. In regard to the Moody's and S&P ratings discussed in the Prospectus, it should be noted that the ratings represent the organizations' opinions as to the quality of the securities which they undertake to rate and that the ratings are general and not absolute standards of quality. For a description of municipal bond, municipal note and municipal commercial paper ratings by Moody's and S&P, see the Appendix to this Statement of Additional Information.

   The percentage and rating policies in the Prospectus apply at the time of acquisition of a security based upon the last previous determination of the Fund's net asset value; any subsequent change in any ratings by a rating service or change in percentages resulting from market fluctuations or other changes in the amount of total assets will not require elimination of any security from the Fund's portfolio until such time as the Investment Manager determines that it is practicable to sell the security without undue market or tax consequences to the Fund. Therefore, the Fund may hold securities which have been downgraded to ratings of Ba or BB or lower by Moody's or S&P. Such securities are considered to be speculative investments.

   Although certain quality standards are applicable at the time of purchase, the Fund does not have any minimum quality rating standard for its downgraded investments. As such, the Fund may continue to hold securities rated as low as Caa, Ca or C by Moody's or CCC, CC, C or CI by S&P. However, such investments may not exceed more than 5% of the total assets of the Fund. Bonds rated Caa or Ca by Moody's may already be in default on payment of interest or principal, while bonds rated C by Moody's, their lowest bond rating, can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated CI by S&P, their lowest Bond rating, are no longer making interest payments.

   The payment of principal and interest by issuers of certain municipal securities purchased by the Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether municipal securities meet the investment quality requirements of the Fund. In addition, some issues may contain provisions which permit the Fund to demand from the issuer repayment of principal at some specified period(s) prior to maturity.

   Municipal Bonds. Municipal bonds, as referred to in the Prospectus, are debt obligations of a state, its cities, municipalities and municipal agencies (all of which are generally referred to as "municipalities") which generally have a maturity at the time of issue of one year or more, and the interest from which is, in the opinion of bond counsel to the issuer at time of original issuance, exempt from regular federal income tax. These obligations are issued to raise funds for various public purposes, such as construction of a wide range of public facilities, to refund outstanding obligations and to obtain funds for general operating expenses or to loan to other public institutions and facilities. In addition, certain types of industrial development bonds and pollution control bonds are issued by or on behalf of public authorities to provide funding for various privately operated facilities.

   Municipal Notes. Municipal notes are short-term obligations of municipalities, generally with a maturity at the time of issuance ranging from six months to three years, the interest from which is, in the opinion of bond counsel to the issuer at time of original issuance, exempt from regular federal income tax. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes, although there are other types of municipal notes, in which the Fund may invest. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency.

   Municipal Commercial Paper. Municipal commercial paper refers to short-term obligations of municipalities the interest from which is, in the opinion of bond counsel to the issuer at time of original issuance, exempt from regular federal income tax. Municipal commercial paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing and to be paid from general revenues of the municipality or refinanced with long-term debt. In most cases municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

   The two principal classifications of municipal bonds, notes and commercial paper are "general obligation" and "revenue" bonds, notes or commercial paper. General obligation bonds, notes or commercial paper are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds, notes or commercial paper include a state, its counties, cities, towns and other governmental units. Revenue bonds, notes or commercial paper are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from specific revenue sources. Revenue bonds, notes or commercial paper are issued for a wide variety of purposes, including the financing of electric, gas, water and sewer systems and other public utilities; industrial development and pollution control facilities; single and multi-family housing units; public buildings and facilities; air and marine ports; transportation facilities such as toll roads, bridges and tunnels; and health and educational facilities such as hospitals and dormitories. They rely primarily on user fees to pay debt service, although the principal revenue source is often supplemented by additional security features which are intended to enhance the credit worthiness of the issuer's obligations. In some cases, particularly revenue bonds issued to finance housing and public buildings, a direct or implied "moral obligation" of a governmental unit may be pledged to the payment of debt service. In other cases, a special tax or other charge may augment user fees.

   Issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or any state extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay, when due, principal of and interest on its, or their, municipal bonds, municipal notes and municipal commercial paper may be materially affected.

   Variable Rate Obligations. As stated in the Prospectus, the Fund may invest in obligations of the type called "variable rate obligations." The interest rate payable on a variable rate obligation is adjusted either at predesignated periodic intervals or whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. The principal benefit to the Fund of purchasing obligations with a demand feature is that liquidity, and the ability of the Fund to obtain repayment of the full principal amount of the obligation prior to maturity, is enhanced.

   Zero Coupon Securities. The Fund also may invest in zero coupon securities which are debt securities issued or sold at a discount from their face value which do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit qualities.

   Lending of Portfolio Securities. The Fund may lend portfolio securities to brokers, dealers and financial institutions provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. The collateral value of the loaned securities will be marked-to-market daily. While such securities are on loan, the borrower will pay the Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. The Fund will not lend the portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale and will not lend more than 25% of the value of the total assets of the Fund. Loans will be subject to termination by the Fund, in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders. The Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan. The creditworthiness of firms to which the Fund lends its portfolio securities will be monitored on an ongoing basis. During the fiscal year ended March 31, 1998, the Fund did not loan any of its portfolio securities and it has no current intention of doing so in the foreseeable future.

   When-Issued and Delayed Delivery Securities and Forward Commitments. As discussed in the Prospectus, from time to time, in the ordinary course of business, the Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. While the Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which it will continuously maintain cash or U.S. Government securities or other high grade debt portfolio securities equal in value to commitments for such when-issued or delayed delivery securities; subject to this requirement, the Fund may purchase securities on such basis without limit. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund's net asset value.

   When, As and If Issued Securities. As discussed in the Prospectus, the Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Investment Manager determines that issuance of the security is probable. At such time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At such time, the Fund will also establish a segregated account with its custodian bank in which it will continuously maintain cash or U.S. Government securities or other liquid portfolio securities equal in value to recognized commitments for such securities. Settlement of the trade will occur within five business days of the occurrence of the subsequent event. The value of the Fund's commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Fund, may not exceed 5% of the value of the Fund's total assets of the time the initial commitment to purchase such securities is made (see "Investment Restrictions"). Subject to the foregoing restrictions, the Fund may purchase securities on such basis without limit. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. The Fund may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of the sale.


   Repurchase Agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral"), which is held by the Fund's Custodian at a specified price and at a fixed time in the future which is usually not more than seven days from the date of purchase. The Fund will receive interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed one year. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized, and well-established financial institutions, whose financial condition will be continually monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the net assets of the Fund. During the fiscal year ended March 31, 1998, the Fund did not enter into repurchase agreements, and it is the Fund's current intention not to invest in repurchase agreements in the foreseeable future.


HEDGING ACTIVITIES

   The Fund may enter into financial futures contracts, options on such futures and municipal bond index futures contracts for hedging purposes.

FUTURES CONTRACT AND OPTIONS ON FUTURES

   As discussed in the Prospectus, the Fund may invest in financial futures contracts ("futures contracts") and related options thereon. These futures contracts and related options thereon will be used only as a hedge against anticipated interest rate changes. A futures contract sales creates an obligation by the Fund, as seller to deliver the specific type of instrument called for in the contract at a specified future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser to take delivery of the specific type of financial instrument at a specified future time at a specified price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was effected.

   Although the terms of futures contracts specify actual delivery or receipt of securities, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the securities. Closing out of a futures contract is usually effected by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument at the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes the loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

   Unlike a futures contract which requires the parties to buy and sell a security on a set date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is lost. Since the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract, as discussed below for futures contracts. The value of the option changes and is reflected in the net asset value of the Fund.

   The Fund is required to maintain margin deposits with brokerage firms through which it effects futures contracts and options thereon. The initial margin requirements vary according to the type of the underlying security. In addition, due to current industry practice daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments. The Fund may be required to make additional margin payments during the term of the contract.

   Currently, futures contracts can be purchased on debt securities such as U.S. Treasury Bills and Bonds, U.S. Treasury Notes with maturities between 6 1/2 and 10 years, Certificates of the Government National Mortgage Association and Bank Certificates of Deposit. The Fund may invest in interest rate futures contracts covering these types of financial instruments as well as in new types of contracts that become available in the future.

   Financial futures contracts are traded in an auction environment on the floors of several Exchanges -principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each Exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the Exchange membership which is also responsible for handling daily accounting of deposits or withdrawals of margin.

   A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may correlate imperfectly with the behavior of the cash prices of the Funds' portfolio securities. The correlation may be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. This would reduce their value for hedging purposes over a short time period. The correlation may be further distorted since the futures contracts that are being used to hedge are not based on municipal obligations.

   Another risk is that the Fund's Investment Manager could be incorrect in its expectations as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if the Fund sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and then interest rates went down instead, causing bond prices to rise, the Fund would lose money on the sale.

   Put and call options on financial futures have similar characteristics as Exchange-traded options. See below for a further description of options.

   In addition to the risks associated in investing in options on securities, there are particular risks associated with investing in options on futures. In particular, the ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop.

   In order to assure that the Fund is utilizing futures transactions for hedging purposes only, a substantial majority (i.e., approximately 75%) of all anticipatory hedge transactions of the Fund (transactions in which the Fund does not own at the time of the transaction, but expects to acquire, the securities underlying the relevant futures contract) involving the purchase of futures contracts or call options thereon will be completed by the purchase of securities which are the subject of the hedge.

   The Fund may not enter into futures contracts or related options thereon if immediately thereafter the amount committed to margin of all the Funds' futures contracts plus the amount paid for option premiums exceeds 5% of the value of the Fund's total assets. In instances involving the purchase of futures contracts by the Fund the market value of the futures contract will be deposited in a segregated account containing cash and cash equivalents to collateralize the position and thereby ensure that the use of such futures is unleveraged. The Fund may not purchase or sell futures contracts or related options thereon if, immediately thereafter, more than one-third of the Fund's net assets would be hedged.

   Municipal Bond Index Futures. The Fund may utilize municipal bond index futures contracts for hedging purposes. The Fund's strategies in employing such contracts will be similar to that discussed above with respect to financial futures and options thereon. A municipal bond index is a method of reflecting in a single number the market value of many different municipal bonds and is designed to be representative of the municipal bond market generally. The index fluctuates in response to changes in the market values of the bonds included within the index. Unlike futures contracts on particular financial instruments, transactions in futures on a municipal bond index will be settled in cash if held until the close of trading in the contract. However, like any other futures contract, a position in the contract may be closed out by purchase or sale of an offsetting contract for the same delivery month prior to expiration of the contract. The Fund's ability to utilize such contracts will be dependent upon the development and maintenance of a liquid secondary market for such contracts.

   Options. The Fund may purchase or sell (write) options on debt securities as a means of achieving additional return or hedging the value of the Fund's portfolio. The Fund would only buy options listed on national securities exchanges. The Fund, will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Fund's total assets.

   A call option is a contract that gives the holder of the option the right to buy from the writer of the call option, in return for a premium, the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A put option is a contract that gives the holder of the option the right to sell to the writer, in return for a premium, the underlying security at a specified price during the term of the option. The writer of the put has the obligation to buy the underlying security upon exercise, at the exercise price during the option period.

   The Fund will only write covered call or covered put options. The Fund may not write covered options in an amount exceeding 10% of the value of the total assets of the Fund. A call option is "covered" if the Fund owns the underlying security subject to the option or has an absolute and immediate right to acquire that security or futures contract without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security or futures contract as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high grade short-term debt obligations in a segregated account with its custodian. A put option is "covered" if the Fund maintains cash, Treasury bills or other liquid portfolio securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security or futures contract as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

   If the Fund has written an option it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. Similarly, if the Fund is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Fund so desires.

   The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund, will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

   An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in particular options, so that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities for the exercise of put options. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

PORTFOLIO MANAGEMENT


   The Fund's portfolio turnover rate during the fiscal year ended March 31, 1998 was 0%. It is anticipated that the Fund's portfolio turnover rate will not exceed 50% during the fiscal year ending March 31, 1999. A 50% turnover rate would occur, for example, if 50% of the securities held in the Fund's portfolio (excluding all securities whose maturities at acquisition were one year or less) were sold and replaced within one year. However, the Fund may engage in short-term trading consistent with its investment objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another security of comparable quality purchased at approximately the same time to take advantage of what the Investment Manager believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of tax-exempt securities.


   In general, purchases and sales may also be made to restructure the portfolio in terms of average maturity, quality, coupon yield, or diversification for any one or more of the following purposes: (a) to increase income, (b) to improve portfolio quality, (c) to minimize capital depreciation, (d) to realize gains or losses, or for such other reasons as the Investment Manager deems relevant in light of economic and market conditions.

   The Fund does not generally intend to invest more than 25% of its total assets in securities of any one governmental unit. Subject to investment restriction number 3 in the Prospectus, the Fund may invest more than 25% of the total assets in private activity bonds (a certain type of tax-exempt municipal security).

   The Fund may invest up to 15% of its net assets in obligations customarily sold to institutional investors in private transactions with the issuers thereof and other securities which may be deemed to be illiquid. Due to the limited market for certain of these securities, the Fund may be unable to dispose of such securities promptly at reasonable prices. It is the current intention of the Fund not to invest in such obligations.

LOCAL GOVERNMENTAL UNIT AND RELATED AUTHORITY OBLIGATIONS

   Various state statutes authorize local units of government (counties, cities, school districts and the like) to issue general obligations and revenue obligations, subject to compliance with the requirements of such statutes. In addition, various statutes permit local government units to organize authorities having the power to issue obligations which are not subject to debt limits that may be applicable to the organizing governmental unit and which are payable from assets of or revenues derived from projects financed by such authorities. Such authorities include parking authorities, industrial development authorities, redevelopment authorities, transportation authorities, water and sewer authorities, and authorities to undertake projects for institutions of higher education and health care. Such obligations may generally be affected by adverse changes in the economy of the area in which such local government units or projects financed by them or by authorities created by them are located, by changes in applicable federal, state or local law or regulation, or by changes in levels of federal, state or local appropriations, grants or subsidies to the extent such appropriations, grants or subsidies directly or indirectly affect revenues of such issuers.

INVESTMENT RESTRICTIONS
-----------------------------------------------------------------------------

   In addition to the investment restrictions enumerated in the Prospectus, the investment restrictions listed below have been adopted by the Fund as fundamental policies, which may not be changed without the vote of a majority of the outstanding voting securities as defined in the Act. Such a majority is defined as the lesser of (a) 67% of the shares of the Fund present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions and those recited in the Prospectus: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the securities guaranteed by separate entities will be considered a separate security and provided further that a guarantee of a security shall not be deemed to be a security issued by the guarantor if the value of all securities issued or guaranteed by the guarantor and owned by the Fund does not exceed 10% of the value of the total assets of the Fund; (b) a "taxable security" is any security the interest on which is subject to regular federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

   The Fund may not:

      1. Invest in common stock.

      2. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund or any officer or director of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

      3. Purchase or sell real estate or interests therein (including limited partnership interests), although it may purchase securities secured by real estate or interests therein.

      4. Purchase or sell commodities except that the Fund may purchase financial futures contracts and related options in accordance with procedures adopted by the Trustees described in its Prospectus and Statement of Additional Information.

      5. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.

      6. Write, purchase or sell puts, calls, or combinations thereof, except options on futures contracts or options on debt securities.

      7. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

      8. Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts up to 5% (taken at the lower of cost or current value) of the value of the total assets of the Fund (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any senior securities then outstanding).

      9. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. (For the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets and neither such arrangements nor the purchase or sale of futures are deemed to be the issuance of a senior security as set forth in restriction 10.)

      10. Issue senior securities as defined in the Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money in accordance with restrictions described above.

      11. Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements; and (c) by lending its portfolio securities.

      12. Make short sales of securities.

      13. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

      14. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

      15. Invest for the purpose of exercising control or management of any other issuer.

      16. Invest more than 5% of the value of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuing operation. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

   Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE
-----------------------------------------------------------------------------


   The Investment Manager is responsible for decisions to buy and sell securities and commodities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Fund expects that the primary market for the securities in which it intends to invest will generally be the over-the-counter market. Securities are generally traded in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without charging a stated commission, although the price of the security usually includes a profit to the dealer. Options and futures transactions will usually be effected through a broker and a commission will be charged. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion, the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. During the fiscal years ended March 31, 1996, 1997 and 1998, the Fund did not pay any brokerage commissions.

   The Investment Manager currently serves as investment manager or adviser to a number of clients, including other investment companies, and may in the future act as investment manager or adviser to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinion of the persons responsible for managing the porfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the Morgan Stanley Dean Witter Funds involved and the number of shares available from the public offering.


   The policy of the Fund, regarding purchases and sales of securities is that primary consideration be given to obtaining the most favorable prices and efficient execution of transactions. In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes such price and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. Although the Fund may purchase securities from brokers or dealers acting as principal, who also provide research for the advisor, it will not pay a mark-up in consideration for such services. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

   The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not, in every case, benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the Fund will not reduce the management fee it pays to the Investment Manager by any amount that may be attributable to the value of such services.

   Pursuant to an order of the Securities and Exchange Commission, the Fund may effect principal transactions in certain money market instruments with DWR. The Fund will limit its transactions with DWR to U.S. Government and Government Agency Securities, Bank Money Instruments (i.e., Certificates of Deposit and Bankers' Acceptances) and Commercial Paper. Such transactions will be effected with DWR only when the price available from DWR is better than that available from other dealers.


   Consistent with the policy described above, brokerage transactions in securities and commodities listed on exchanges or admitted to unlisted trading privileges may be effected through DWR, Morgan Stanley & Co. Incorporated ("MS & Co.") and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect portfolio transactions for the Fund, the commissions, fees or other remuneration received by DWR and MS & Co. must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. Furthermore, the Trustees of the Fund, including a majority of the Trustees who are not "interested" Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. During the fiscal years ended March 31, 1996, 1997 and 1998, the Fund paid no brokerage commissions to DWR. During the period June 1, 1997 through April 30, 1998, the Fund paid no brokerage commissions to MS & Co., which broker-dealer became an affiliate of the Investment Manager on May 31, 1997 upon consummation of the merger of Dean Witter, Discover & Co. with Morgan Stanley Group Inc.


PURCHASE OF FUND SHARES
-----------------------------------------------------------------------------


   As discussed in the Prospectus, the Fund offers its shares for sale to the public through Morgan Stanley Dean Witter Distributors Inc. (the "Distributor") on a continous basis at an offering price equal to the net asset value per share next determined following receipt of any order without a sales charge. (See the Prospectus -- "Purchase of Fund Shares.") The Distributor has entered into selected broker-dealer agreements with DWR and other selected dealers ("Selected Broker-Dealers") pursuant to which shares of the Fund are sold. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW. The Trustees who are not, and were not at the time they voted, interested persons of the Fund, as defined in the Act (the "Independent Trustees"), approved, at their meeting held on April 24, 1997, the current Distribution Agreement appointing the Distributor as exclusive distributor of the Fund's shares and providing for the Distributor to bear distribution expenses not borne by the Fund. By its terms, the Distribution Agreement has an initial term ending April 30, 1998, and will remain in effect from year to year thereafter if approved by the Board. At their meeting held on April 30, 1998, the Trustees of the Fund, including a majority of the Independent Trustees, approved the continuation of the Distribution Agreement. The Distribution Agreement took effect on May 31, 1997 upon the consummation of the merger of Dean Witter, Discover & Co. with Morgan Stanley Group Inc. and is substantially identical to the Fund's previous Distribution Agreement except for its dates of effectiveness and termination.


   The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. Such expenses include the payment of commissions for sales of the Fund's shares and incentive compensation to Morgan Stanley Dean Witter Financial Advisors and other Selected Broker-Dealer representatives. The Distributor will also pay certain expenses in connection with the distribution of the shares of the Fund, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also will bear the costs of registering the Fund and its shares under federal and state securities laws. The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act of 1933, as amended. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.


PLAN OF DISTRIBUTION


   The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act (the "Plan") whereby the Distributor or any of its affiliates, including MSDW Advisors, is authorized to utilize their own resources to finance certain activities in connection with the distribution of shares of the Fund. The Plan was approved initially by the Trustees on June 3, 1993, and by MSDW Advisors as the Fund's then sole shareholder on June 25, 1993, whereupon the Plan went into effect. The vote of the Trustees, which was cast in person at a meeting called for the purpose of voting on such Plan, included a majority of the Trustees who are not and were not at the time of their voting interested persons of the Fund and who have and had at the time of their votes no direct or indirect financial interest in the operation of the Plan (the "Independent 12b-1 Trustees"). In making their decision to adopt the Plan, the Trustees requested from the Distributor and received such information as they deemed necessary to make an informed determination as to whether or not adoption of the Plan was in the best interests of the shareholders of the Fund. After due consideration of the information received, the Trustees, including the Independent 12b-1 Trustees, determined that adoption of the Plan would benefit the shareholders of the Fund.

   The Plan provides that the Fund authorizes the Distributor or any of its affiliates, including MSDW Advisors, to bear the expense of all promotional and distribution related activities on behalf of the Fund. Among the activities and services which may be provided under the Plan are: (1) compensation to and expenses of Morgan Stanley Dean Witter Financial Advisors and other Selected Broker-Dealer representatives and other employees of the Distributor and Selected Broker-Dealers, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares;
(3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

   Pursuant to the Selected Broker-Dealer Agreements between the Distributor and DWR and other Selected Broker-Dealers, the Morgan Stanley Dean Witter Financial Advisors and other Selected Broker-Dealer representatives may be paid an annual fee based upon the current value of the respective accounts for which they are the Financial Advisors or representatives of record. The fee also reflects a payment made for expenses associated with the servicing of shareholder's accounts, including the expenses of operating branch offices in connection with the servicing of shareholder's accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies and other expenses relating to branch office servicing of shareholder accounts.

   Under the Plan, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.


   At their meeting held April 30, 1998, the Trustees of the Fund, including all of the Independent 12b-1 Trustees approved the continuance of the Plan. The Plan will remain in effect until April 30, 1999, and from year to year thereafter will continue in effect, provided such continuance is approved annually by a vote of the Trustees, including a majority of the Independent 12b-1 Trustees. Assumption by the Fund of any distribution expenses under the Plan must be approved by the shareholders, and all material amendments to the Plan must be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of the holders of a majority of the Independent 12b-1 Trustees or by a vote of a majority of the outstanding voting securities (as defined in the Act) on not more than 30 days' written notice to any other party to the Plan. So long as the Plan is in effect, the selection or nomination of the Independent 12b-1 Trustees is committed to the discretion of the Independent 12b-1 Trustees.


   Under the Plan, the Distributor provides the Fund, for review by the Trustees, and the Trustees review, promptly after the end of each fiscal quarter, a written report regarding the distribution expenses incurred by the Distributor of the Fund during such fiscal quarter, which report includes (1) an itemization of the types of expenses and the purposes therefor; (2) the amounts of such expenses; and (3) a description of the benefits derived by the Fund. In the Trustees' quarterly review of the Plan they will consider its continued appropriateness and the level of compensation provided therein.


   No interested person of the Fund nor any Trustee of the Fund who is not an interested person of the Fund, as defined in the Act, has any direct or indirect financial interest in the operation of the Plan except to the extent that the Distributor, MSDW Advisors, MSDW Services, DWR or certain of its employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Distributor or any of its affiliates, including MSDW Advisors.


DETERMINATION OF NET ASSET VALUE

   As discussed in the Prospectus, portfolio securities (other than short-term debt securities and futures and options) are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued for the Fund by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available to the Fund for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service, using the procedures outlined above and subject to periodic review, are more likely to approximate the fair value of such securities. Short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Trustees. Other short-term taxable debt securities will be valued on a mark to market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Trustees determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Trustees. Listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked prices. Unlisted options are valued at the mean between their latest bid and asked prices. Futures are valued at the latest sale price as of the close of the commodities exchange on which they trade unless the Trustees determine that such price does not reflect their fair value, in which case they will be valued at their fair value as determined by the Trustees. All other securities, including illiquid securities, and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.


   The net asset value per share will be determined once daily at 4:00 p.m. New York time (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time) on each day that the New York Stock Exchange is open. The New York Stock Exchange currently observes the following holidays: New Year's Day; Reverend Dr. Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.


SHAREHOLDER SERVICES
-----------------------------------------------------------------------------


   Upon the purchase of shares of the Fund, a Shareholder Investment Account is opened for the investor on the books of the Fund and maintained by the Fund's Transfer Agent, Morgan Stanley Dean Witter Trust FSB (the "Transfer Agent"). This is an open account in which shares owned by the investor are credited by the Transfer Agent in lieu of issuance of a share certificate. If a share certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares and may be redeposited in the account at any time. There is no charge to the investor for issuance of a certificate. Whenever a shareholder instituted transaction takes place in the Shareholder Investment Account, the shareholder will be mailed a confirmation of the transaction from the Fund or from DWR or another Selected Broker-Dealer.

   Automatic Investment of Dividends and Distributions. Each purchase of shares of the Fund is made upon the condition that the Transfer Agent is thereby automatically appointed as agent of the investor to receive all dividends and distributions on shares owned by the investor. Such dividends and distributions will be paid on the monthly payment date, which will be no later than the last business day of the month for which the dividend or distribution is payable in shares of the Fund at net asset value per share. Processing of dividend or distribution checks begins immediately following the monthly payment date. Shareholders who have requested to receive dividends in cash will normally be sent their monthly dividend check during the first ten days of the following month. At any time an investor may request the Transfer Agent in writing to have subsequent dividends and/or capital gains distributions paid to the investor in cash rather than shares. In order to provide sufficient time to process the change, such requests must be received by the Transfer Agent at least five business days prior to the payment date of the dividend or the record date of the distribution. In case of recently purchased shares for which registration instructions have not been received on the payment or record date, cash payments will be made to the Distributor or the dealer through whom shares were purchased which payments will be forwarded to the shareholder, upon receipt of proper instructions. It has been and remains the Fund's policy and practice that, if checks for dividends or distributions paid in cash remain uncashed, no interest will accrue on amounts represented by such uncashed checks.

   EasyInvest (Service Mark) . Shareholders may subscribe to EasyInvest, an automatic purchase plan which provides for any amount from $100 to $5,000 to be transferred automatically from a checking or savings account or following redemption of shares of a Morgan Stanley Dean Witter money market fund, on a semi-monthly, monthly or quarterly basis, to the Transfer Agent for investment in shares of the Fund. Shares purchased through EasyInvest will be added to the shareholder's existing account at the net asset value calculated the same business day the transfer of funds is effected. Shares of the Morgan Stanley Dean Witter money market funds redeemed in connection with EasyInvest are redeemed on the business day preceding the transfer of funds. For further information or to subscribe to EasyInvest, shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative or the Transfer Agent.


   Systematic Withdrawal Plan. As discussed in the Prospectus, a withdrawal plan is available for shareholders who own or purchase shares of the Fund having a minimum value of $10,000 based upon the then current offering price. The plan provides for monthly or quarterly (March, June, September and December) checks in any dollar amount, not less than $25, or in any whole percentage of the account balance, on an annualized basis.

   Dividends and capital gains distributions on shares held under the Systematic Withdrawal Plan will be invested in additional full and fractional shares at net asset value (without a sales charge). Shares will be credited to an open account for the investor by the Transfer Agent; no share certificates will be issued. A shareholder is entitled to a share certificate upon written request to the Transfer Agent, although in that event the shareholder's Systematic Withdrawal Plan will be terminated.

   The Transfer Agent acts as agent for the shareholder in tendering to the Fund for redemption sufficient full and fractional shares to provide the amount of the periodic withdrawal payment designated in the application. The shares will be redeemed at their net asset value determined, at the shareholder's option on the tenth or twenty-fifth day (or next following business day) of the relevant month or quarter and normally a check for the proceeds will be mailed by the Transfer Agent, or amounts credited to a shareholder's DWR or other selected broker-dealer brokerage account within five business days after the date of redemption. The Withdrawal Plan may be terminated at any time by the Fund.

   Withdrawal Plan payments should not be considered as dividends, yields or income. If periodic withdrawal plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes.

   Any shareholder who wishes to have payments under the Withdrawal Plan made to a third party or sent to an address other than the one listed on the account must send complete written instructions to the Transfer Agent to enroll in the Withdrawal Plan. The shareholder's signature on such instructions must be guaranteed by an eligible guarantor acceptable to the Transfer Agent (shareholders should contact the Transfer Agent for a determination as to whether a particular institution is such an eligible guarantor). A shareholder may, at any time change the amount and interval of withdrawal payments and the address to which checks are mailed through his or her account executive or by written notification to the Transfer Agent. The shareholder's signature on such notification must be guaranteed by an eligible guarantor as described above. The shareholder may also terminate the Systematic Withdrawal Plan at any time by written notice to the Transfer Agent. In the event of such termination, the account will becontinued as a Shareholder Investment Account. The shareholder may also redeem all or part of the shares held in the Systematic Withdrawal Plan account (see "Redemptions and Repurchases" in the Prospectus) at any time. Shareholders wishing to enroll in the Withdrawal Plan should contact their account executive or the Transfer Agent.


   Targeted Dividends (Service Mark) . In states where it is legally permissible, shareholders may also have all income dividends and capital gains distributions automatically invested in shares of any open-end Morgan Stanley Dean Witter Fund other than Morgan Stanley Dean Witter Limited Term Municipal Trust. Such investment will be made at the net asset value per share (without sales charge) of the selected Morgan Stanley Dean Witter Fund as of the close of business on the payment date of the dividend or distribution, and will begin to earn dividends, if any, in the selected Morgan Stanley Dean Witter Fund the next business day. Shareholders of the Fund must be shareholders of the Morgan Stanley Dean Witter Fund targeted to receive investments from dividends and distributions at the time they enter the Targeted Dividend program. Nevertheless, investors should review the prospectus of the targeted Morgan Stanley Dean Witter Fund before entering the program.

   Direct Investments through Transfer Agent. As discussed in the Prospectus, a shareholder may make additional investments in Fund shares at any time through the Shareholder Investment Account by sending a check in any amount, not less than $100, payable to Morgan Stanley Dean Witter Limited Term Municipal Trust, directly to the Fund's Transfer Agent. The investment proceeds will be applied to the purchase of shares of the Fund at the net asset value per share next computed after receipt of the check or purchase payment by the Transfer Agent. The shares so purchased will be credited to the investor's account.


   Tax-Sheltered Retirement Plans. Retirement plans are available for use by corporations, the self-employed, Individual Retirement Accounts and Custodial Accounts under Section 403(b)(7) of the Internal Revenue Code. Adoption of such plans should be on advice of legal counsel or tax adviser.

   For further information regarding plan administration, custodial fees and other details, investors should contact their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative or the Transfer Agent.

   Exchange Privilege. As discussed in the Prospectus under the caption "Exchange Privilege," an Exchange Privilege exists whereby investors who have purchased shares of any of the Morgan Stanley Dean Witter Funds that are multiple class funds ("Morgan Stanley Dean Witter Multi-Class Funds"), shares of Morgan Stanley Dean Witter Multi-State Municipal Series Trust and Morgan Stanley Dean Witter Hawaii Municipal Trust, which are Morgan Stanley Dean Witter Funds sold with a front-end sales charge ("FSC Funds"), and shares of Morgan Stanley Dean Witter Global Short-Term Income Fund Inc. ("Global Short-Term"), which is a Morgan Stanley Dean Witter Fund offered with a contingent deferred sales charge ("CDSC"), will be permitted, after the shares of the fund acquired by purchase (not by exchange or dividend reinvestment) have been held for thirty days, to redeem all or part of their shares in that fund, have the proceeds invested in shares of the Fund, Morgan Stanley Dean Witter Intermediate Term U.S. Treasury Trust, Morgan Stanley
Dean Witter Short-Term U.S. Treasury Trust and Morgan Stanley Dean Witter Short-Term Bond Fund, and in shares of five money market funds: Morgan
Stanley Dean Witter Liquid Asset Fund Inc., Morgan Stanley Dean Witter
Tax-Free Daily Income Trust, Morgan Stanley Dean Witter California Tax-Free Daily Income Trust, Morgan Stanley Dean Witter New York Municipal Money
Market Trust, or Morgan Stanley Dean Witter U.S. Government Money Market
Trust (these nine funds, including the Fund, are hereinafter collectively referred to as "Exchange Funds"). There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. Shares of the Exchange Funds received in an exchange for shares of a Morgan Stanley Dean Witter Multi-Class Fund may be redeemed and exchanged only for shares of the corresponding Class of a Morgan Stanley Dean Witter Multi-Class Fund or for shares of one of the other Exchange Funds, provided that shares of the Exchange Funds received in an exchange for Class A shares of a Morgan Stanley Dean Witter Multi-Class Fund may also be redeemed and exchanged for shares of a FSC Fund, and shares of the Exchange Funds received in an exchange for Class B shares of a Morgan Stanley Dean Witter Multi-Class Fund may also be redeemed and exchanged for shares of a Global Short-Term. In addition, shares of the Exchange Funds received in an exchange for shares of a FSC Fund may be redeemed and exchanged for Class A shares of a Morgan Stanley Dean Witter Multi-Class Fund or for shares of one of the other Exchange Funds, and shares of the Exchange Funds received in an exchange for shares of a Global
Short-Term may be redeemed and exchanged for Class B shares of a Morgan
Stanley Dean Witter Multi-Class Fund or for shares of one of the other
Exchange Funds. Ultimately, any applicable CDSC will have to be paid upon redemption of shares originally purchased from Global Short-Term or a Class of a Morgan Stanley Dean Witter Multi-Class Fund that imposes a CDSC. An exchange will be treated for federal income tax purposes the same as a repurchase or redemption of shares, on which the shareholder may realize a capital gain or loss.


   Any new account established through the Exchange Privilege will have the same registration and cash dividend or dividend reinvestment plan as the present account, unless the Transfer Agent receives written notification to the contrary. For telephone exchanges, the exact registration of the existing account and the account number must be provided.

   Any shares held in certificate form cannot be exchanged but must be forwarded to the Transfer Agent and deposited into the shareholder's account before being eligible for exchange. (Certificates mailed in for deposit should not be endorsed.)


   When shares of a Morgan Stanley Dean Witter Multi-Class Fund or Global Short-Term are exchanged for shares of any Exchange Fund, the exchange is executed at no charge to the shareholder, without the imposition of the CDSC at the time of the exchange. During the period of time the shareholder remains in the Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired), the holding period or "year since purchase payment made" is frozen. When shares are redeemed out of the Exchange Fund, they will be subject to a CDSC which would be based upon the period of time the shareholder held shares in a Morgan Stanley Dean Witter Multi-Class Fund or in Global Short-Term. However, in the case of shares exchanged into the Exchange Fund on or after April 23, 1990, upon redemption of shares which results in a CDSC being imposed, a credit (not to exceed the amount of the CDSC) will be given in an amount equal to the Exchange Fund 12b-1 distribution fees, if any, incurred on or after that date which are attributable to those shares. Shareholders acquiring shares of an Exchange Fund pursuant to this exchange privilege may exchange those shares back into a Morgan Stanley Dean Witter Multi-Class Fund or Global Short-Term from the Exchange Fund, with no CDSC being imposed on such exchange. The holding period previously frozen when shares were first exchanged for shares of the Exchange Fund resumes on the last day of the month in which shares of a Morgan Stanley Dean Witter Multi-Class Fund or of Global Short-Term are reacquired. Thus, a CDSC is imposed only upon an ultimate redemption, based upon the time (calculated as described above) the shareholder was invested in a Morgan Stanley Dean Witter Multi-Class Fund or in Global Short-Term. In the case of exchanges of Class A shares of a Morgan Stanley Dean Witter Multi-Class Fund which are subject to a CDSC, the holding period also includes the time (calculated as described above) the shareholder was invested in a FSC Fund.

   When shares initially purchased in a Morgan Stanley Dean Witter Multi-Class Fund or in Global Short-Term are exchanged for shares of a Morgan Stanley Dean Witter Multi-Class Fund, shares of Global Short-Term, shares of a FSC Fund, or shares of an Exchange Fund, the date of purchase of the shares of the fund exchanged into, for purposes of the CDSC upon redemption, will be the last day of the month in which the shares being exchanged were originally purchased. In allocating the purchase payments between funds for purposes of the CDSC, the amount which represents the current net asset value of shares at the time of the exchange which were (i) purchased more than one, three or six years (depending on the CDSC schedule applicable to the shares) prior to the exchange, (ii) originally acquired through reinvestment of dividends or distributions and (iii) acquired in exchange for shares of FSC Funds, or for shares of other Morgan Stanley Dean Witter Funds for which shares of FSC Funds have been exchanged (all such shares called "Free Shares"), will be exchanged first. After an exchange, all dividends earned on shares in the Exchange Fund will be considered Free Shares. If the exchanged amount exceeds the value of such Free Shares, an exchange is made, on a block-by-block basis, of non-Free Shares held for the longest period of time (except that if shares held for identical periods of time but subject to different CDSC schedules are held in the same Exchange Privilege account, the shares of that block that are subject to a lower CDSC rate will be exchanged prior to the shares of that block that are subject to a higher CDSC rate). Shares equal to any appreciation in the value of non-Free Shares exchanged will be treated as Free Shares, and the amount of the purchase payments for the non-Free Shares of the fund exchanged into will be equal to the lesser of (a) the purchase payments for, or (b) the current net asset value of, the exchanged non-Free Shares. If an exchange between funds would result in exchange of only part of a particular block of non-Free Shares, then shares equal to any appreciation in the value of the block (up to the amount of the exchange) will be treated as Free Shares and exchanged first, and the purchase payment for that block will be allocated on a pro rata basis between the non-Free Shares of that block to be retained and the non-Free Shares to be exchanged. The prorated amount of such purchase payment attributable to the retained non-Free Shares will remain as the purchase payment for such shares, and the amount of purchase payment for the exchanged non-Free Shares will be equal to the lesser of (a) the prorated amount of the purchase payment for, or (b) the current net asset value of, those exchanged non-Free Shares. Based upon the procedures described in the Morgan Stanley Dean Witter Multi-Class Fund Prospectus under the caption "Purchase of Fund Shares" and in the Global Short-Term Prospectus under the caption "Contingent Deferred Sales Charge," any applicable CDSC will be imposed upon the ultimate redemption of shares of any fund, regardless of the number of exchanges since those shares were originally purchased.


   With respect to the redemption or repurchase of shares of the Fund, the application of proceeds to the purchase of new shares in the Fund or any other of the funds and the general administration of the Exchange Privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's selected broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any selected broker-dealer.

   The Distributor and any selected broker-dealer have authorized and appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of the shares of any other fund and the general administration of the Exchange Privilege. No commission or discounts will be paid to the Distributor or any selected broker-dealer for any transactions pursuant to this Exchange Privilege.

   Shares of the Fund acquired pursuant to the Exchange Privilege will be held by the Fund's Transfer Agent in an Exchange Privilege account distinct from any account of the same shareholder who may have acquired shares of the Fund directly. A shareholder of the Fund will not be permitted to make additional investments in such Exchange Privilege account, except through the exchange of additional shares of the fund in which the shareholder had initially invested, and the proceeds of any shares redeemed from such Exchange Privilege account may not thereafter be placed back into that Exchange Privilege account, except by utilizing the Reinstatement Privilege (see "Redemptions and Repurchases--Reinstatement Privilege"). If such a shareholder desires to make any additional investments in the Fund, a separate account will be maintained for receipt of such investments. The Fund will have additional costs for account maintenance if a shareholder has more than one account with the Fund.


   Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. (The minimum initial investment for the Exchange Privilege account of each Class is $10,000 for the Fund (although the Fund, in its discretion, may accept initial investments of as low as $5,000) and $5,000 for Morgan Stanley Dean Witter Liquid Asset Fund Inc., Morgan Stanley Dean Witter Tax-Free Daily Income Trust, Morgan Stanley Dean Witter California Tax-Free Daily Income Trust, and Morgan Stanley Dean Witter New York Municipal Money Market Trust, although those funds may, at their discretion, accept initial investments of as low as $1,000. The minimum initial investment for the Exchange Privilege account of each Class is $5,000 for Morgan Stanley Dean Witter Special Value Fund. The minimum initial investment for the Exchange Privilege account of each Class of all other Morgan Stanley Dean Witter Funds for which the Exchange Privilege is available is $1,000.) Upon exchange into an Exchange Fund, the shares of that fund will be held in a special Exchange Privilege account separately from accounts of those shareholders who have acquired their shares directly from that fund. As a result, certain services normally available to shareholders of the Fund or of money market funds, including the check writing feature, will not be available for funds held in that account.

   The Fund and each of the other Morgan Stanley Dean Witter Funds may limit the number of times this Exchange Privilege may be exercised by any investor within a specified period of time. Also, the Exchange Privilege may be terminated or revised at any time by any of the Morgan Stanley Dean Witter Funds, upon such notice as may be required by applicable regulatory agencies (presently sixty days' prior written notice for termination or material revision), provided that six months' prior written notice of termination will be given to the shareholders who hold shares of Exchange Funds pursuant to this Exchange Privilege, and provided further that the Exchange Privilege may be terminated or materially revised at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on that Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, (d) during any other period when the Securities and Exchange Commission by order so permits (provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist), or (e), if the Fund would be unable to invest amounts effectively in accordance with its investment objective(s), policies and restrictions.

   For further information regarding the Exchange Privilege, shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative or the Transfer Agent.


REDEMPTIONS AND REPURCHASES
-----------------------------------------------------------------------------

   Payment for Shares Redeemed or Repurchased. As discussed in the Prospectus, payment for shares presented for repurchase or redemption will be made by check within seven days after receipt by the Transfer Agent of the certificate and/or written request in good order. The term "good order" means that the share certificate, if any, and request for redemption, are properly signed, accompanied by any documentation required by the Transfer Agent, and bear signature guarantees when required by the Fund or the Transfer Agent. Such payment may be postponed or the right of redemption suspended at times
(a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on that Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or
(d) during any other period when the Securities and Exchange Commission by order so permits; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist. If the shares to be redeemed have recently been purchased by check (including a certified check or bank cashier's check), payment of the redemption proceeds may be delayed for the minimum time needed to verify that the check used for investment has been honored (not more than fifteen days from the time of receipt of the check by the Transfer Agent). It has been and remains the Fund's policy and practice that, if checks for redemption proceeds remain uncashed, no interest will accrue on amounts represented by such uncashed checks. Shareholders maintaining margin accounts with DWR or another Selected Broker-Dealer are referred to their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative regarding restrictions on redemption of shares of the Fund pledged in the margin account.


   Involuntary Redemption. As described in the Prospectus, due to the relatively high cost of handling small investments, the Fund reserves the right to redeem, at net asset value, the shares of any shareholder whose shares have a value of less than $100, or such lesser amount as may be fixed by the Board of Trustees. However, before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares is less than $100 and allow him or her 60 days to make an additional investment in an amount which will increase the value of his or her account to $100 or more before the redemption is processed.


   Reinstatement Privilege. As discussed in the Prospectus, a shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may within 30 days after the date of redemption or repurchase reinstate any portion of all of the proceeds of such redemption or repurchase in shares of a Morgan Stanley Dean Witter Fund at the net asset value next determined after a reinstatement request, together with such proceeds, is received by the Transfer Agent.

   Exercise of the reinstatement privilege will not affect the federal income tax treatment of any gain or loss realized upon the redemption or repurchase, except that if the redemption or repurchase resulted in a loss and reinstatement is made in shares of a Morgan Stanley Dean Witter Fund, some or all of the loss, depending on the amount reinstated, will not be allowed as a deduction for federal income tax purposes, but will be applied to adjust the cost basis of the shares acquired upon reinstatement.


DIVIDENDS, DISTRIBUTIONS AND TAXES
-----------------------------------------------------------------------------

   The Fund intends to distribute substantially all of its net investment income and all of its net short-term capital gains, if any, and will determine whether to retain all or part of any net long-term capital gains for reinvestment. If any such gains are retained, the Fund will pay federal income tax thereon, and will notify shareholders that following such election the shareholders will be required to include such undistributed gains in determining their taxable income and may claim their share of the tax paid as a credit against their individual federal income tax (but not the personal income tax of a particular state).

   As discussed in the Prospectus, the Fund may invest a portion of its assets in certain "private activity bonds" issued after August 7, 1986. As a result, a portion of the exempt-interest dividends paid by the Fund may be an item of tax preference to shareholders subject to the federal alternative minimum tax. Certain corporations which are subject to the alternative minimum tax may also have to include exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

   Each shareholder will be sent a summary of his or her account, at least quarterly, including information as to reinvested dividends and capital gains distributions. Share certificates for dividends or distributions will not be issued unless a shareholder requests in writing that a certificate be issued for a specific number of shares.

   In computing interest income, the Fund will amortize any premiums and original issue discounts on securities owned. Additionally, with respect to market discount on bonds purchased after April 30, 1993, a portion of any capital gain realized upon disposition is recharacterized as investment income. Capital gains or losses realized upon sale or maturity of such securities will be based on their amortized cost.

   Gains or losses on the sales of securities by the Fund will be long-term capital gains or losses if the securities have been held by the Fund for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses. Gains and losses on the sale, expiration or other termination of options on securities will generally be treated as gains and losses from the sale of securities. Pursuant to present federal income tax laws, futures contracts held by the Fund at the end of each fiscal year will be required to be "marked-to-market," that is, treated as having been sold at their fair market value at such date. Sixty percent of any gain or loss recognized on these deemed sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Gains or losses from options on futures and options on debt instruments will also generally be treated as part short-term and part long-term capital gains or losses, unless such gains or losses were incurred as part of a securities "straddle," in which case the appropriate straddle rules of the Internal Revenue Code (the "Code") would apply.

   Because the Fund intends to distribute all of its net investment income and capital gains to shareholders and otherwise continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, it is not expected that the Fund will be required to pay any federal income tax. Shareholders will normally have to pay federal income taxes, and any applicable state and/or local income taxes, on the dividends and distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash. Any dividends declared in the last quarter of any calendar year which are paid in the following calendar year prior to February 1 will be deemed received by the shareholder in the prior calendar year.


   One of the requirements for regulated investment company status is that at least 90% of a fund's gross income be derived from dividends, interest, gains from the sale or other disposition of securities and certain other related income. Accordingly, the Fund may be restricted in the writing of options on securities held for less than three months, in the writing of options which expire in less than three months, and in effecting closing transactions with respect to call or put options which have been written or purchased less than three months prior to such transactions. The Fund may also be restricted in its ability to engage in transactions involving futures contracts.


   As discussed in the Prospectus, the Fund intends to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of its taxable year, at least 50% of the value of its total assets in tax-exempt securities. An exempt-interest dividend is that part of dividend distributions made by the Fund which consists of interest received by the Fund on tax-exempt securities upon which the shareholder incurs no federal income taxes (apart from any possible application of the alternative minimum tax).

   Under the Revenue Reconciliation Act of 1993, all or a portion of the Fund's gain from the sale or redemption of tax-exempt obligations purchased at a market discount after April 30, 1993 will be treated as ordinary income rather than capital gain. This rule may increase the amount of ordinary income dividends received by shareholders.

   The Fund will mail to shareholders a statement indicating the percentage of the dividend distributions for each fiscal year which constitutes exempt-interest dividends and the percentage, if any, that is taxable, and the percentage, if any, of the exempt-interest dividends which constitutes an item of tax preference, and to what extent the taxable portion is long-term capital gain or ordinary income. These percentages should be applied uniformly to all monthly distributions made during the fiscal year to determine the proportion of dividends that is tax-exempt. The percentages may differ from the percentage of tax-exempt dividend distributions for any particular month.

   Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of net short-term capital gains. Such dividends and distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Distributions of long-term capital gains, if any, are taxable as long-term gains, regardless of how long the shareholder has held Fund shares and whether the distribution is received in additional shares or in cash. Since the Fund's income is expected to be derived entirely from interest rather than dividends, none of such dividend distributions will be eligible for the 70% dividends received deduction generally available to corporations. Net long-term capital gains distributions are not eligible for the dividends received deduction.

   Any loss on the sale or exchange of shares of the Fund which are held for six months or less is disallowed to the extent of the amount of any exempt-interest dividends paid with respect to such shares. Treasury Regulations may provide for a reduction in such required holding period. If a shareholder receives a distribution that is taxed as long-term capital gain on shares held for six months or less and then sells those shares at a loss, the loss will be treated as a long-term capital loss to the extent of the capital gains distribution.

   Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible to the extent allocable to exempt-interest dividends of the Fund (which allocation does not take into account capital gain distributions from the Fund). Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Fund. "Substantial user" is defined generally by Income Tax Regulation 1.103-11 (b) as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds.

   Federal Income Tax Status. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. It can be expected that similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Fund could be affected. In such event, the Fund would re-evaluate its investment objective and policies.


   At March 31, 1998, the Fund had an approximate net capital loss carryover of $8,789,000 of which $4,621,000 will be available through March 31, 2003, $3,941,000 will be available through March 31, 2004 and $227,000 will be available through March 31, 2005. To the extent that these net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.


   Any dividends or distributions received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that fund by the exact amount of the dividend or distribution. Furthermore, capital gains distributions are, and some portion of the dividends may be, subject to income tax. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of taxable dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of capital but nonetheless taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a distribution record date.

   The foregoing relates to federal income taxation in effect as of the date of the Prospectus.

   The Fund is organized as a Massachusetts business trust. Under current law, so long as it qualifies as a "regulated investment company" under the Code, the Fund itself is not liable for any income or franchise tax in The Commonwealth of Massachusetts.

PERFORMANCE INFORMATION
-----------------------------------------------------------------------------


   As discussed in the Prospectus, from time to time the Fund may quote its "yield" and/or its "total return" in advertisements and sales literature. The yield is calculated for any 30-day period as follows: the amount of interest income for each security in the Fund's portfolio is determined in accordance with regulatory requirements; the total for the entire portfolio constitutes the Fund's gross income for the period. Expenses accrued during the period are subtracted to arrive at "net investment income". The resulting amount is divided by the product of the net asset value per share of the Fund on the last day of the period multiplied by the average number of shares outstanding during the period that were entitled to dividends. This amount is added to 1 and raised to the sixth power. 1 is then subtracted from the result and the difference is multiplied by 2 to arrive at the annualized yield. Based on the foregoing calculation, the Fund's annualized yield for the thirty (30) day period ending March 31, 1998 was 3.40%.

   To determine interest income from debt obligations, a yield-to-maturity, expressed as a percentage, is determined for obligations held at the beginning of the period, based on the current market value of the security plus accrued interest, generally as of the end of the month preceding the 30-day period, or, for obligations purchased during the period, based on the cost of the security (including accrued interest). The yield-to-maturity is multiplied by the market value (plus accrued interest) for each security and the result is divided by 360 and multiplied by 30 days or the number of days the security was held during the period, if less. Modifications are made for determining yield-to-maturity on certain tax-exempt securities.

   The Fund may also quote a "tax-equivalent yield" determined by dividing the tax-exempt portion of the quoted yield by 1 minus the stated income tax rate and adding the result to the portion of the yield that is not tax-exempt. Based on the foregoing calculation and a Federal personal income tax bracket of 39.6%, the Fund's annualized tax-equivalent yield for the thirty (30) day period ending March 31, 1998 was 5.63%.

   The Fund's "average annual total return" represents an annualization of the Fund's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of the Fund's operations, if shorter than any of the foregoing. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment, taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result. Based on the foregoing calculation, the Fund's average annual total return for the fiscal year ended March 31, 1998 and for the period July 12, 1993 (commencement of operations) through March 31, 1998 was 7.70% and 4.76%, respectively.

   In addition to the foregoing, the Fund may advertise its total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. In addition, the Fund may also compute its aggregate total return for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value by the initial $1,000 investment and subtracting 1 from the result. Based on the foregoing calculation, the Fund's aggregate total return for the fiscal year ended March 31, 1998 and for the period July 12, 1993 (commencement of operations) through March 31, 1998 was 7.70% and 24.50%, respectively. The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of the Fund by adding 1 to the Fund's aggregate total return (expressed as a decimal) and multiplying by $10,000, $50,000 or $100,000 as the case may be. Investments of $10,000, $50,000 and $100,000 in the Fund at inception would have grown to $12,450, $62,250 and $124,500, respectively at March 31, 1998.

   The Fund from time to time may also advertise its performance relative to certain performance rankings and indices compiled by independent organizations.

SHARES OF THE FUND
-----------------------------------------------------------------------------


   As discussed in the Prospectus, the shareholders of the Fund are entitled to a full vote for each full share held. All of the Trustees have been elected by the shareholders of the Fund, most recently at a Special Meeting of Shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund. Under certain circumstances the Trustees may be removed by action of the Trustees. The shareholders also have the right under certain circumstances to remove the Trustees following a meeting called for the purpose, requested in writing by recordholders of not less than 10% of the Fund's outstanding shares. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being elected, while the holders of the remaining shares would be unable to elect any Trustees.


   The Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders.) The Trustees have not presently authorized any such additional series or classes of shares.

   The Fund is not required to hold Annual Meetings of Shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call Special Meetings of Shareholders for action by shareholder vote as may be required by the Act or the Declaration of Trust.

   The Declaration of Trust further provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence, or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund's property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

   The Fund shall be of unlimited duration subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders.

CUSTODIAN AND TRANSFER AGENT
-----------------------------------------------------------------------------

   The Bank of New York, 90 Washington Street, New York, New York 10286 is the Custodian of the Fund's assets. Any Fund cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. Such balances may at times be substantial.


   Morgan Stanley Dean Witter Trust FSB ("MSDW Trust"), Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311 is the Transfer Agent of the Fund's shares and Dividend Disbursing Agent for payment of dividends and distributions of Fund shares and Agent for shareholders under various investment plans described herein. MSDW Trust is an affiliate of Morgan Stanley Dean Witter Advisors Inc., the Fund's Investment Manager and of Morgan Stanley Dean Witter Distributors Inc., the Fund's Distributor. As Transfer Agent and Dividend Disbursing Agent, MSDW Trust's responsibilities include maintaining shareholder accounts, including providing sub-account and recordkeeping services for certain retirement accounts, disbursing cash dividends and distributions and reinvesting dividends and distributions, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, MDSW Trust receives a per shareholder account fee from the Fund.

INDEPENDENT ACCOUNTANTS
-----------------------------------------------------------------------------

   Price Waterhouse LLP serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.

REPORTS TO SHAREHOLDERS
-----------------------------------------------------------------------------

   The Fund will send to shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by independent accountants together with their report thereon, will be sent to shareholders each year.

   The Fund's fiscal year ends on March 31. The financial statements of the Fund must be audited at least once a year by independent accountants whose selection is made annually by the Fund's Trustees.

LEGAL COUNSEL
-----------------------------------------------------------------------------

   Barry Fink, Esq., who is an officer and the General Counsel of the Investment Manager, is an officer and the General Counsel of the Fund.

EXPERTS
-----------------------------------------------------------------------------

   The financial statements of the Fund included in this Statement of Additional Information and incorporated by reference in the Prospectus have been so included and incorporated in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

REGISTRATION STATEMENT
-----------------------------------------------------------------------------

   This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the Securities and Exchange Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the rules and regulations of the Commission.

DEAN WITTER LIMITED TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS March 31, 1998



 PRINCIPAL
 AMOUNT IN                                                                    COUPON   MATURITY
 THOUSANDS                                                                     RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (88.3%)
            General Obligation (8.9%)
   $1,000   Wilmington, Delaware, Refg Ser 1993 B (FGIC) ....................  4.60 %  07/01/04    $1,018,970
    1,000   Honolulu, Hawaii, Refg Ser 1993 B ...............................  5.00    10/01/03     1,034,950
    1,000   Rosemont, Illinois, Ser 1993 B ..................................  5.30    12/01/04     1,052,040
    1,000   Massachusetts, Refg Ser 1993 C ..................................  4.80    08/01/03     1,025,470
    1,000   Massillon City School District, Ohio, Refg Ser 1994 (AMBAC) .....  4.70    12/01/05     1,021,900
-----------                                                                                      -------------
    5,000                                                                                           5,153,330
-----------                                                                                      -------------
            Educational Facilities Revenue (10.8%)
    1,000   University of Delaware, Ser 1993 ................................  4.90    11/01/02     1,030,980
    1,000   Massachusetts Health & Educational Facilities Authority, Boston
             College Ser K ..................................................  4.80    06/01/04     1,027,870
    2,000   University of Minnesota, Ser 1993 A .............................  4.80    08/15/03     2,051,220
    2,000   New York State Dormitory Authority, State University Ser 1993 B .  5.25    05/15/05     2,089,200
-----------                                                                                      -------------
    6,000                                                                                           6,199,270
-----------                                                                                      -------------
            Electric Revenue (5.3%)
    1,000   Salt River Project Agricultural Improvement & Power District,
             Arizona, Refg Ser 1993 B .......................................  4.75    01/01/03     1,025,570
    2,000   San Antonio, Texas, Electric & Gas Refg Ser 1994 ................  4.70    02/01/05     2,033,780
-----------                                                                                      -------------
    3,000                                                                                           3,059,350
-----------                                                                                      -------------
            Hospital Revenue (8.9%)
    1,000   California Statewide Communities Development Authority,
             Cedars-Sinai Medical Center Ser 1993 ...........................  4.70    11/01/03     1,019,630
    1,000   Michigan Hospital Finance Authority, McLaren Obligated Group Ser
             1993 A .........................................................  5.00    10/15/04     1,027,460
    1,000   Murray, Utah, IHC Hospitals Inc Refg Ser 1993 (AMBAC) ...........  5.00    05/15/04     1,038,370
    1,000   Fairfax County Industrial Development Authority, Virginia, Inova
             Health System Foundation Refg Ser 1993 A .......................  4.70    08/15/04     1,021,480
    1,000   Wisconsin Health & Educational Facilities Authority, Hospital
             Sisters Services Ser 1993 (MBIA) ...............................  5.00    06/01/03     1,030,200
-----------                                                                                      -------------
    5,000                                                                                           5,137,140
-----------                                                                                      -------------
            Industrial Development/Pollution Control Revenue (5.4%)
    1,000   Massachusetts Industrial Finance Agency, Eastern Edison Co Refg
             Ser 1993 .......................................................  5.875   08/01/08     1,036,020
    2,000   Greenwood, Wisconsin, Land O'Lakes Inc (AMT) ....................  5.50    09/01/03     2,046,800
-----------                                                                                      -------------
    3,000                                                                                           3,082,820
-----------                                                                                      -------------
            Mortgage Revenue-Multi-Family (3.8%)
    2,130   Wisconsin Housing & Economic Development Authority, Ser 1993 B
             (AMT) ..........................................................  5.10    11/01/03     2,171,109
-----------                                                                                      -------------
            Mortgage Revenue-Single Family (3.6%)
    2,000   Connecticut Housing Finance Authority, 1993 Subser F-1 ..........  4.90    05/15/04     2,042,940
-----------                                                                                      -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

                                      37

DEAN WITTER LIMITED TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS March 31, 1998, continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON   MATURITY
 THOUSANDS                                                                     RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------------
            Public Facilities Revenue (4.4%)
   $1,000   Regional Convention & Sports Complex Authority, Missouri, Refg
             Ser A 1993 .....................................................  4.75 %  08/15/04    $1,016,440
    1,500   Ohio Building Authority, Correctional Refg 1994 Ser A ...........  4.65    10/01/04     1,530,345
-----------                                                                                      -------------
    2,500                                                                                           2,546,785
-----------                                                                                      -------------
            Resource Recovery Revenue (3.6%)
    2,000   Northeast Maryland Waste Disposal Authority, Montgomery County
             Ser 1993 A (AMT) ...............................................  5.50    07/01/01     2,071,920
-----------                                                                                      -------------
            Student Loan Revenue (7.1%)
    2,000   Montana Higher Education Student Assistance Corporation, Senior
             Ser 1993 B (AMT) ...............................................  5.10    12/01/01     2,042,740
    2,000   South Carolina Education Assistance Authority, Ser 1993 A-1
             (AMT) ..........................................................  5.00    09/01/03     2,033,100
-----------                                                                                      -------------
    4,000                                                                                           4,075,840
-----------                                                                                      -------------
            Tax Allocation (3.3%)
    1,835   Pleasanton Joint Powers Financing Authority, California,
             Reassessment Ser 1993 A ........................................  5.60    09/02/00     1,891,738
-----------                                                                                      -------------
            Transportation Facilities Revenue (10.7%)
    1,000   Delaware River & Bay Authority, Delaware & New Jersey, Ser
             1993+ ..........................................................  4.50    01/01/04     1,011,050
    2,000   Washington Metropolitan Area Transit Authority, District of
             Columbia, Maryland and Virginia, Refg Ser 1993 (FGIC)++ ........  4.90    01/01/05     2,060,080
    1,000   Chicago, Illinois, Chicago-O'Hare Int'l Airport Refg Ser 1993 A .  4.80    01/01/05     1,014,900
    2,000   Harris County, Texas, Toll Road Refg Ser 1994 (AMBAC) ...........  4.85    08/15/05     2,059,860
-----------                                                                                      -------------
    6,000                                                                                           6,145,890
-----------                                                                                      -------------
            Water & Sewer Revenue (8.9%)
    1,000   Atlanta, Georgia, Water & Sewer Ser 1993 ........................  4.50    01/01/04     1,011,050
    1,000   Massachusetts Water Resources Authority, Ser 1993 C .............  5.25    12/01/06     1,052,540
    1,000   New York City Municipal Water Finance Authority, New York, Ser
             1994 B .........................................................  5.125   06/15/04     1,040,030
    1,000   Pittsburgh Water & Sewer Authority, Pennsylvania, Refg Ser 1993
             A (FGIC) .......................................................  4.60    09/01/03     1,015,290
    1,000   Southeastern Public Service Authority, Virginia, Regional Solid
             Waste
             Refg Ser 1993 A (MBIA) .........................................  4.70    07/01/04     1,022,210
-----------                                                                                      -------------
    5,000                                                                                           5,141,120
-----------                                                                                      -------------
            Other Revenue (3.6%)
    2,000   Pennsylvania Intergovernmental Cooperation Authority, Special
             Tax Ser 1993 (FGIC) ............................................  5.05    06/15/04     2,067,280
-----------                                                                                      -------------
   49,465   TOTAL TAX-EXEMPT MUNICIPAL BONDS
-----------
            (Identified Cost $49,260,040) .......................................................  50,786,532
                                                                                                 -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

                                      38

DEAN WITTER LIMITED TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS March 31, 1998, continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON   MATURITY
 THOUSANDS                                                                     RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (10.3%)
    $2,200  East Baton Rouge Parish, Louisiana, Exxon Corp Ser 1989
             (Demand 04/01/98) ..............................................  3.85*%  11/01/19    $2,200,000
       700  Royal Oak Hospital Finance Authority, Michigan, William Beaumont
             Hospital Ser 1996 J (Demand 04/01/98) ..........................  3.75*   01/01/03       700,000
     2,000  Metropolitan Nashville Airport Authority, Tennessee, American
             Airlines Inc Refg Ser 1995 A (Demand 04/01/98) .................  3.75*   10/01/12     2,000,000
     1,000  Salt Lake County, Utah, Service Station Holdings British
             Petroleum
             Ser 1994 B (Demand 04/01/98) ...................................  3.80*   08/01/07     1,000,000
-----------                                                                                      -------------
     5,900  TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
            (Identified Cost $5,900,000) ........................................................   5,900,000
-----------                                                                                      -------------
   $55,365  TOTAL INVESTMENTS
=========== (Identified Cost $55,160,040)(a) .........................................    98.6%    56,686,532
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...........................     1.4        813,532
                                                                                                 -------------
            NET ASSETS ...............................................................   100.0%   $57,500,064
                                                                                      ========== =============



------------
AMT       Alternative Minimum Tax.
+         Joint exemption in Delaware and New Jersey.
++        Joint exemption in District of Columbia, Maryland and Virginia.
*         Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross and net unrealized appreciation is $1,526,492.

Bond Insurance:
---------------
AMBAC     AMBAC Indemnity Corporation.
FGIC      Financial Guaranty Insurance Company.
MBIA      Municipal Bond Investors Assurance Corporation.


                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIMITED TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS March 31, 1998, continued


          Geographic Summary of Investments
          Based on Market Value as a Percent of Net Assets
          March 31, 1998



Arizona                  1.8%
California               5.1
Connecticut              3.6
Delaware                 5.3
District of Columbia     3.6
Georgia                  1.8
Hawaii                   1.8
Illinois                 3.6
Louisiana                3.8
Maryland                 7.2
Massachusetts            7.2%
Michigan                 3.0
Minnesota                3.6
Missouri                 1.8
Montana                  3.5
New Jersey               1.8
New York                 5.4
Ohio                     4.4
Pennsylvania             5.4
South Carolina           3.5
Tennessee                3.5%
Texas                    7.1
Utah                     3.5
Virginia                 7.1
Wisconsin                9.1
Joint Exemptions *      (8.9)
                      -------
Total                   98.6%
                      =======
----------------
  * Joint exemptions have been included in more than one geographic location.


                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIMITED TERM MUNICIPAL TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
March 31, 1998

ASSETS:
Investments in securities, at value
 (identified cost $55,160,040).......................................    $56,686,532
Cash.................................................................        143,542
Receivable for:
  Interest...........................................................        652,509
  Shares of beneficial interest sold.................................        156,900
Deferred organizational expenses.....................................          7,198
Prepaid expenses and other assets....................................         22,699
                                                                         -----------
  TOTAL ASSETS.......................................................     57,669,380
                                                                         -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest repurchased..........................         51,084
  Investment management fee..........................................         25,259
  Dividends to shareholders..........................................         24,494
Accrued expenses ....................................................         68,479
                                                                         -----------
  TOTAL LIABILITIES..................................................        169,316
                                                                         -----------
  NET ASSETS.........................................................    $57,500,064
                                                                         ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital......................................................    $64,762,920
Net unrealized appreciation..........................................      1,526,492
Accumulated net realized loss........................................     (8,789,348)
                                                                         -----------
  NET ASSETS.........................................................    $57,500,064
                                                                         ===========
NET ASSET VALUE PER SHARE,
 5,605,489 shares outstanding (unlimited shares authorized of $.01
 par value)..........................................................    $     10.26
                                                                         ===========

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIMITED TERM MUNICIPAL TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended March 31, 1998

NET INVESTMENT INCOME:
INTEREST INCOME.......................  $2,676,555
                                        ----------
EXPENSES
Investment management fee.............     281,962
Professional fees.....................      47,989
Registration fees.....................      35,244
Organizational expenses...............      33,259
Transfer agent fees and expenses .....      27,776
Shareholder reports and notices ......      17,449
Trustees' fees and expenses...........      13,430
Custodian fees........................       3,360
Other.................................       8,282
                                        ----------
  TOTAL EXPENSES......................     468,751
Less: expense offset .................      (3,353)
                                        ----------
  NET EXPENSES........................     465,398
                                        ----------
  NET INVESTMENT INCOME...............   2,211,157
                                        ----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain.....................       8,679
Net change in unrealized
 depreciation.........................   1,901,212
                                        ----------
  NET GAIN............................   1,909,891
                                        ----------
NET INCREASE..........................  $4,121,048
                                        ==========

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIMITED TERM MUNICIPAL TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS


                                                         FOR THE YEAR     FOR THE YEAR
                                                             ENDED            ENDED
                                                        MARCH 31, 1998   MARCH 31, 1997
-----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................       $ 2,211,157    $  2,643,153
Net realized gain (loss)..............................             8,679        (226,959)
Net change in unrealized depreciation.................         1,901,212         (32,266)
                                                             -----------    ------------
  NET INCREASE........................................         4,121,048       2,383,928
Dividends from net investment income..................        (2,211,157)     (2,659,597)
Net decrease from transactions in shares of
 beneficial interest..................................        (5,507,667)    (11,392,426)
                                                             -----------    ------------
  NET DECREASE........................................        (3,597,776)    (11,668,095)
NET ASSETS:
Beginning of period...................................        61,097,840      72,765,935
                                                             -----------    ------------
  END OF PERIOD.......................................       $57,500,064    $ 61,097,840
                                                             ===========    ============


                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIMITED TERM MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS March 31, 1998


1. ORGANIZATION AND ACCOUNTING POLICIES


Dean Witter Limited Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital and prescribed standards of quality and maturity. The Fund seeks to achieve this objective by investing primarily in intermediate term, investment grade municipal securities. The Fund was organized as a Massachusetts business trust on February 25, 1993 and commenced operations on July 12, 1993.


The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS-- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS-- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS-- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

DEAN WITTER LIMITED TERM MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS March 31, 1998, continued


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS-- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


E. ORGANIZATIONAL EXPENSES-- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of the Fund in the amount of $141,529 which were reimbursed exclusive of $12,651 which was absorbed by the Investment Manager. Such expenses have been deferred and are being amortized by the straight-line method over a period not to exceed five years from the commencement of operations.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.50% to the Fund's net assets determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 1998 aggregated $5,532,680.

DEAN WITTER LIMITED TERM MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS March 31, 1998, continued


Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent. At March 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $600.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended March 31, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,871. At March 31, 1998, the Fund had an accrued pension liability of $25,014 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                    FOR THE YEAR                  FOR THE YEAR
                                        ENDED                         ENDED
                                   MARCH 31, 1998                MARCH 31, 1997
                            ----------------------------- -----------------------------
                                SHARES         AMOUNT         SHARES         AMOUNT
                            ------------- --------------  ------------- --------------
Sold                           2,295,609    $ 23,451,451     2,662,724    $ 26,485,209
Reinvestment of dividends        170,238       1,728,340       207,775       2,068,215
                            ------------- --------------  ------------- --------------
                               2,465,847      25,179,791     2,870,499      28,553,424
Repurchased                   (3,025,601)    (30,687,458)   (4,015,739)    (39,945,850)
                            ------------- --------------  ------------- --------------
Net decrease                    (559,754)   $ (5,507,667)   (1,145,240)   $(11,392,426)
                            ============= ==============  ============= ==============



5. FEDERAL INCOME TAX STATUS

During the year ended March 31, 1998, the Fund utilized approximately $9,000 of its net capital loss carryover. At March 31, 1998, the Fund had a net capital loss carryover of approximately $8,789,000 which may be used to offset future capital gains to the extent provided by regulations, which is available through March 31 of the following years:



                              AMOUNT IN THOUSANDS
-------------------------------------------------------------------------------
         2003                         2004                       2005
         ----                         ----                       ----
        $4,621                       $3,941                      $227
        ======                       ======                      ====

DEAN WITTER LIMITED TERM MUNICIPAL TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                                                  FOR THE PERIOD
                                                        FOR THE YEAR ENDED MARCH 31,              JULY 12, 1993*
                                           ----------------------------------------------------       THROUGH
                                               1998         1997          1996          1995      MARCH 31, 1994
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .....    $ 9.91       $ 9.95        $ 9.56        $ 9.61         $10.00
                                              ------       ------        ------        ------         ------
Net investment income.....................      0.40         0.40          0.41          0.42           0.29
Net realized and unrealized gain (loss) ..      0.35        (0.04)         0.39         (0.05)         (0.39)
                                              ------       ------        ------        ------         ------
Total from investment operations..........      0.75         0.36          0.80          0.37          (0.10)
Less dividends from net investment
 income...................................     (0.40)       (0.40)        (0.41)        (0.42)         (0.29)
                                              ------       ------        ------        ------         ------
Net asset value, end of period............    $10.26       $ 9.91        $ 9.95        $ 9.56         $ 9.61
                                              ======       ======        ======        ======         ======
TOTAL INVESTMENT RETURN+..................      7.70%        3.65%         8.42%         4.01%         (1.11)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..................................      0.83%        0.88%(4)      0.87%(4)      0.76%          0.31 %(2)(3)
Net investment income.....................      3.92%        3.99%         4.09%         4.41%          3.92 %(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..    $57,500      $61,098      $72,766        $85,499       $170,589
Portfolio turnover rate...................      --           --            --               2%             6 %(1)


------------
*      Commencement of operations.
+ Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) If the Fund had borne all of its expenses that were assumed/reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.75% and 3.48%, respectively.
(4)    Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIMITED TERM MUNICIPAL TRUST
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER LIMITED TERM MUNICIPAL TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Limited Term Municipal Trust (the "Fund") at March 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period July 12, 1993 (commencement of operations) through March 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
May 8, 1998

-------------------------------------------------------------------------------
                      1998 FEDERAL TAX NOTICE (unaudited)

         For the year ended March 31, 1998, all of the Fund's
         dividends from net investment income were exempt interest
         dividends, excludable from gross income for Federal income tax purposes.
-------------------------------------------------------------------------------

APPENDIX
-----------------------------------------------------------------------------

RATINGS OF INVESTMENTS

MOODY'S INVESTORS SERVICE INC. ("MOODY'S")

                            MUNICIPAL BOND RATINGS

Aaa      Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa       Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A        Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa      Bonds which are rated Baa are considered as medium grade obligation; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
         Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Bonds rated Aaa, Aa, A and Baa are considered investment grade bonds.

Ba       Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B        Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa      Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca       Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C        Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   Conditional Rating: Bonds for which the security depends upon the completion of some act of the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience,
(c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

   Rating Refinements: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its municipal bond rating system. The modifier 1 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                            MUNICIPAL NOTE RATINGS

   Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). MIG 1 denotes best quality and means there is present strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. MIG 2 denotes high quality and means that margins of protection are ample although not as large as in MIG 1. MIG 3 denotes favorable quality and means that all security elements are accounted for but that the undeniable strength of the previous grades, MIG 1 and MIG 2, is lacking. MIG 4 denotes adequate quality and means that the protection commonly regarded as required of an investment security is present and that while the notes are not distinctly or predominantly speculative, there is specific risk.

                       VARIABLE RATE DEMAND OBLIGATIONS

   A short-term rating, in addition to the Bond or MIG ratings, designated VMIG may also be assigned to an issue having a demand feature. The assignment of the VMIG symbol reflects such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. The VMIG rating criteria are identical to the MIG criteria discussed above.

                           COMMERCIAL PAPER RATINGS

   Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. These ratings apply to Municipal commercial Paper as well as taxable Commercial Paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime-1, Prime-2, Prime-3.

   Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations; and Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S CORPORATION ("STANDARD & POOR'S")

                            MUNICIPAL BOND RATINGS

   A Standard & Poor's municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

   The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and
(3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

   Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

AAA      Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA       Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

                                       50

A        Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB      Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

         Bonds rated AAA, AA, A and BBB are considered investment grade bonds.

BB       Debt rated "BB" has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

B        Debt rated "B" has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC      Debt rated "CCC" has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC       The rating "CC" is typically applied to debt subordinated to senior debt which is assigned an actual or implied
         "CCC" rating.

C        The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied
         "CCC" debt rating.

Cl       The rating "Cl" is reserved for income bonds on which no interest is being paid.

D        Debt rated "D" is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NR       Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.
         Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

         The foregoing ratings are sometimes followed by a "p" which indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion.

                            MUNICIPAL NOTE RATINGS

   Commencing on July 27, 1984, Standard & Poor's instituted a new rating category with respect to certain municipal note issues with a maturity of less than three years. The new note ratings denote the following:

   SP-1 denotes a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation (SP-1+).

   SP-2 denotes a satisfactory capacity to pay principal and interest.

   SP-3 denotes a speculative capacity to pay principal and interest.

                           COMMERCIAL PAPER RATINGS

   Standard and Poor's commerical paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The categories are as follows:

   Issues assigned A ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.

A-1 indicates that the degree of safety regarding timely payments is very strong.

A-2 indicates capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

A-3 indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

            MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST

                            PART C OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements

         (1) Financial statements and schedules, included in Prospectus (Part A):          Page in
                                                                                           Prospectus
                                                                                           ----------
         Financial highlights for the period July 12, 1993 through March 31,
         1994 and for the fiscal years ended March 31, 1995, 1996, 1997 and
         1998...............................................................................  4

         (2) Financial statements included in the Statement of Additional Information (Part B):
                                                                                            Page in
                                                                                            SAI
                                                                                            ---

         Portfolio of Investments at March 31, 1998.........................................  37

         Statement of Assets and Liabilities at March 31, 1998..............................  41

         Statement of Operations for the year ended March 31, 1998..........................  42

         Statement of Changes in Net Assets for the fiscal years ended March 31, 1997 and 1998...........................................................................  43

         Notes to Financial Statements......................................................  44

         Financial highlights for the period July 12, 1993 through March 31,
         1994 and for the fiscal years ended March 31, 1995, 1996, 1997 and
         1998...............................................................................  47

         (3) Financial statements included in Part C:

         None

   (b) Exhibits:

       1  --  Amendment to the Declaration of Trust dated June 22, 1998

       2  --  By-Laws of the Registrant, Amended and Restated as of October 23,
              1997

       5 -- Form of Investment Management Agreement between the Registrant and Dean Witter InterCapital Inc.

       6  --  Form of Distribution Agreement between Registrant and Morgan
              Stanley Dean Witter Distributors Inc.

       8 -- Form of Amended and Restated Transfer Agency and Services Agreement between Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean Witter Trust FSB

       9  -- Form of Services Agreement between Morgan Stanley Dean Witter
             Advisors Inc. and Morgan Stanley Dean Witter Services Company Inc.

      11  --   Consent of Independent Accountants

      16  --   Schedules for Computation of Performance Quotations

      27  --   Financial Data Schedule

   Other  --  Power of Attorney

--------------
        All other exhibits were previously filed via EDGAR and are incorporated by reference.

Item 25. Persons Controlled by or Under Common Control with Registrant.
         --------------------------------------------------------------

         None

Item 26. Number of Holders of Securities.
         --------------------------------

             (1)                                           (2)
                                            Number of Record Holders
         Title of Class                     at May 31, 1998
         --------------                     --------------------------
         Shares of Beneficial Interest            1,930

Item 27. Indemnification

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

         Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

         The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

         Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 28. Business and Other Connections of Investment Advisor.
         -----------------------------------------------------

         See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal address of the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048.

         The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

Closed-End Investment Companies
-------------------------------
(1)  Dean Witter Government Income Trust
(2)  High Income Advantage Trust
(3)  High Income Advantage Trust II
(4)  High Income Advantage Trust III
(5)  InterCapital California Insured Municipal Income Trust
(6)  InterCapital California Quality Municipal Securities
(7)  InterCapital Income Securities Inc.
(8)  InterCapital Insured California Municipal Securities
(9)  InterCapital Insured Municipal Bond Trust
(10) InterCapital Insured Municipal Income Trust
(11) InterCapital Insured Municipal Securities
(12) InterCapital Insured Municipal Trust
(13) InterCapital New York Quality Municipal Securities
(14) InterCapital Quality Municipal Income Trust
(15) InterCapital Quality Municipal Investment Trust
(16) InterCapital Quality Municipal Securities
(17) Morgan Stanley Dean Witter Prime Income Trust
(18) Municipal Income Opportunities Trust
(19) Municipal Income Opportunities Trust II
(20) Municipal Income Opportunities Trust III
(21) Municipal Income Trust
(22) Municipal Income Trust II
(23) Municipal Income Trust III
(24) Municipal Premium Income Trust

Open-end Investment Companies
-----------------------------
 (1)  Active Assets California Tax-Free Trust
 (2)  Active Assets Government Securities Trust
 (3)  Active Assets Money Trust

 (4)  Active Assets Tax-Free Trust
 (5)  Dean Witter Global Asset Allocation Fund
 (6)  Dean Witter Retirement Series
 (7)  Morgan Stanley Dean Witter American Value Fund
 (8)  Morgan Stanley Dean Witter Balanced Growth Fund
 (9)  Morgan Stanley Dean Witter Balanced Income Fund
(10)  Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(11)  Morgan Stanley Dean Witter California Tax-Free Income Fund
(12)  Morgan Stanley Dean Witter Capital Appreciation Fund
(13)  Morgan Stanley Dean Witter Capital Growth Securities
(14)  Morgan Stanley Dean Witter Competitive Edge Fund,   "Best Ideas Portfolio"
(15)  Morgan Stanley Dean Witter Convertible Securities Trust
(16)  Morgan Stanley Dean Witter Developing Growth Securities Trust
(17)  Morgan Stanley Dean Witter Diversified Income Trust
(18)  Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(19)  Morgan Stanley Dean Witter Equity Fund
(20)  Morgan Stanley Dean Witter European Growth Fund Inc.
(21)  Morgan Stanley Dean Witter Federal Securities Trust
(22)  Morgan Stanley Dean Witter Financial Services Trust
(23)  Morgan Stanley Dean Witter Fund of Funds
(24)  Morgan Stanley Dean Witter Global Dividend Growth Securities
(25)  Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
(26)  Morgan Stanley Dean Witter Global Utilities Fund
(27)  Morgan Stanley Dean Witter Growth Fund
(28)  Morgan Stanley Dean Witter Hawaii Municipal Trust
(29)  Morgan Stanley Dean Witter Health Sciences Trust
(30)  Morgan Stanley Dean Witter High Yield Securities Inc.
(31)  Morgan Stanley Dean Witter Income Builder Fund
(32)  Morgan Stanley Dean Witter Information Fund
(33)  Morgan Stanley Dean Witter Intermediate Income Securities
(34)  Morgan Stanley Dean Witter Intermediate Term U.S. Treasury Trust
(35)  Morgan Stanley Dean Witter International SmallCap Fund
(36)  Morgan Stanley Dean Witter Japan Fund
(37)  Morgan Stanley Dean Witter Limited Term Municipal Trust
(38)  Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(39)  Morgan Stanley Dean Witter Market Leader Trust
(40)  Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(41)  Morgan Stanley Dean Witter Mid-Cap Growth Fund
(42)  Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(43)  Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(44)  Morgan Stanley Dean Witter New York Municipal Money Market Trust
(45)  Morgan Stanley Dean Witter New York Tax-Free Income Fund
(46)  Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(47)  Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(48)  Morgan Stanley Dean Witter S&P 500 Index Fund
(49)  Morgan Stanley Dean Witter Select Dimensions Investment Series
(50)  Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(51)  Morgan Stanley Dean Witter Short-Term Bond Fund
(52)  Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(53)  Morgan Stanley Dean Witter Special Value Fund
(54)  Morgan Stanley Dean Witter Strategist Fund
(55)  Morgan Stanley Dean Witter Tax-Exempt Securities Trust

(56)  Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(57)  Morgan Stanley Dean Witter U.S. Government Money Market Trust
(58)  Morgan Stanley Dean Witter U.S. Government Securities Trust
(59)  Morgan Stanley Dean Witter Utilities Fund
(60)  Morgan Stanley Dean Witter Value-Added Market Series
(61)  Morgan Stanley Dean Witter Variable Investment Series
(62)  Morgan Stanley Dean Witter World Wide Income Trust

The term "TCW/DW Funds" refers to the following registered investment companies:

Open-End Investment Companies
-----------------------------
(1) TCW/DW Emerging Markets Opportunities Trust
(2) TCW/DW Global Telecom Trust
(3) TCW/DW Income and Growth Fund
(4) TCW/DW Latin American Growth Fund
(5) TCW/DW Mid-Cap Equity Trust
(6) TCW/DW North American Government Income Trust
(7) TCW/DW Small Cap Growth Fund
(8) TCW/DW Total Return Trust

Closed-End Investment Companies
-------------------------------
(1) TCW/DW Term Trust 2000
(2) TCW/DW Term Trust 2002
(3) TCW/DW Term Trust 2003



NAME AND POSITION                   OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH OR
MORGAN STANLEY DEAN                 EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE
WITTER ADVISORS INC.                OF CONNECTION
--------------------                ---------------------------------------------------------
Mitchell M. Merin                   Chairman and Director of Morgan Stanley Dean Witter
President, Chief                    Distributors Inc. ("MSDW Distributors") and Morgan Stanley
Executive Officer and               Dean Witter Trust FSB ("MSDW Trust"); President, Chief
Director                            Executive Officer and Director of Morgan Stanley Dean Witter
                                    Services Company Inc. ("MSDW Services"); Executive Vice
                                    President and Director of Dean Witter Reynolds Inc. ("DWR");
                                    Director of SPS Transaction Services, Inc. and various other
                                    Morgan Stanley Dean Witter & Co. ("MSDW") subsidiaries.

Philip J. Purcell                   Chairman, Chief Executive Officer and Director of MSDW
Director                            and DWR; Director of MSDW Services and MSDW Distributors;
                                    Director  or  Trustee  of the  Morgan  Stanley  Dean
                                    Witter Funds; Director and/or officer of various MSDW
                                    subsidiaries.

Richard M. DeMartini                President and Chief Operating Officer of Dean Witter
Director                            Capital, a division of DWR; Director of DWR, MSDW
                                    Services, MSDW Distributors and MSDW Trust; Trustee of
                                    the TCW/DW Funds.

James F. Higgins                    President and Chief Operating Officer of Dean Witter
Director                            Financial; Director of DWR, MSDW Services, MSDW Distributors
                                    and MSDW Trust.





NAME AND POSITION                   OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH OR
MORGAN STANLEY DEAN                 EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE
WITTER ADVISORS INC.                OF CONNECTION
--------------------                --------------------------------------------------------
Thomas C. Schneider                 Executive Vice President and Chief Strategic and
Executive Vice                      Administrative Officer of MSDW; Executive Vice
President, Chief                    President and Chief Financial Officer of MSDW Services
Financial Officer and               and MSDW Distributors; Director of DWR, MSDW
Director                            Services, MSDW Distributors and MSDW.

Christine A. Edwards                Executive Vice President, Chief Legal Officer and
Director                            Secretary of MSDW; Executive Vice President,
                                    Secretary and Chief Legal Officer
                                    of MSDW Distributors; Director of
                                    DWR, MSDW Services and MSDW
                                    Distributors.

Robert M. Scanlan                   President and Chief Operating Officer of MSDW Services,
President and Chief                 Executive Vice President of MSDW Distributors; Executive
Operating Officer                   Vice President and Director of MSDW Trust; Vice President
                                    of the Morgan Stanley Dean Witter Funds and the TCW/DW Funds.

John B. Van Heuvelen                President, Chief Operating Officer and Director
Executive Vice                      of MSDW Trust.
President

Joseph J. McAlinden                 Vice President of the Morgan Stanley Dean Witter Funds
Executive Vice President            and Director of MSDW Trust.
and Chief Investment
Officer

Edward C. Oelsner, III
Executive Vice President

Barry Fink                          Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,              Secretary and General Counsel of MSDW Services; Senior
Secretary and General               Vice President, Assistant Secretary and Assistant General
Counsel                             Counsel of MSDW Distributors; Vice President, Secretary
                                    and General Counsel of the Morgan Stanley Dean Witter
                                    Funds and the TCW/DW Funds.

Peter M. Avelar                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Mark Bavoso                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Richard Felegy
Senior Vice President





NAME AND POSITION                   OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH OR
MORGAN STANLEY DEAN                 EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE
WITTER ADVISORS INC.                OF CONNECTION
--------------------                --------------------------------------------------------
Edward F. Gaylor                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Robert S. Giambrone                 Senior Vice President of MSDW Services, MSDW Distributors and
Senior Vice President               MSDW Trust and Director of MSDW Trust; Vice President of the
                                    Morgan Stanley Dean Witter Funds and the TCW/DW Funds.

Rajesh Gupta                        Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Kenton J. Hinchcliffe               Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Kevin Hurley                        Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Margaret Iannuzzi
Senior Vice President

Jenny Beth Jones                    Vice President of Morgan Stanley Dean Witter Special
Senior Vice President               Value Fund.

John B. Kemp, III                   President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Jonathan R. Page                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Ira N. Ross                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Guy G. Rutherfurd, Jr.              Vice President of Morgan Stanley Dean Witter Market
Senior Vice President               Leader Trust.

Rochelle G. Siegel                  Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Jayne M. Stevlingson                Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Paul D. Vance                       Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.




NAME AND POSITION                   OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH OR
MORGAN STANLEY DEAN                 EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE
WITTER ADVISORS INC.                OF CONNECTION
--------------------                --------------------------------------------------------
Elizabeth A. Vetell
Senior Vice President

James F. Willison                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Ronald J. Worobel                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Douglas Brown
First Vice President

Thomas F. Caloia                    First Vice President and Assistant Treasurer of
First Vice President                MSDW Services, Assistant Treasurer of MSDW
and Assistant                       Distributors; Treasurer and Chief Financial Officer of the
Treasurer                           Morgan Stanley Dean Witter Funds and the TCW/DW Funds.

Thomas Chronert
First Vice President

Rosalie Clough
First Vice President

Marilyn K. Cranney                  Assistant Secretary of DWR; First Vice President and Assistant
First Vice President                Secretary of MSDW Services; Assistant Secretary of the
and Assistant Secretary             Morgan Stanley Dean Witter Funds and the TCW/DW
Funds.

Salvatore DeSteno                   Vice President of MSDW Services.
First Vice President

Michael Interrante                  First Vice President and Controller of MSDW Services;
First Vice President                Assistant Treasurer of MSDW Distributors; First Vice
and Controller                      President and Treasurer of MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Carsten Otto                        Assistant Secretary of DWR; First Vice President and Assistant
First Vice President                Secretary of MSDW Services; Assistant Secretary of the
and Assistant Secretary             Morgan Stanley Dean Witter Funds and the TCW/DW Funds.







NAME AND POSITION                   OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH OR
MORGAN STANLEY DEAN                 EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE
WITTER ADVISORS INC.                OF CONNECTION
--------------------                --------------------------------------------------------
Robert Zimmerman
First Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz
Vice President

Joseph Arcieri                      Vice President of various Morgan Stanley Dean Witter
Vice President

Nancy Belza
Vice President

Maurice Bendrihem
Vice President and
Assistant Controller

Frank Bruttomesso                   Vice President and Assistant Secretary of MSDW
Vice President and                  Services; Assistant Secretary of the Morgan Stanley Dean
Assistant Secretary                 Witter Funds and the TCW/DW Funds.

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Philip Casparius
Vice President

David Dineen
Vice President

Bruce Dunn
Vice President

Michael Durbin
Vice President

Sheila Finnerty
Vice President



NAME AND POSITION                   OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH OR
MORGAN STANLEY DEAN                 EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE
WITTER ADVISORS INC.                OF CONNECTION
-------------------                 --------------------------------------------------------
Jeffrey D. Geffen
Vice President

Michael Geringer
Vice President

Ellen Gold
Vice President

Stephen Greenhut
Vice President

Sandra Grossman
Vice President

Peter W. Gurman
Vice President

Matthew Haynes                      Vice President of Morgan Stanley Dean Witter
Vice President                      Variable Investment Series.

Peter Hermann                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds

Elizabeth Hinchman
Vice President

David Hoffman
Vice President

Christopher Jones
Vice President

Kevin Jung
Vice President

Carol Espejo Kane
Vice President

James P. Kastberg
Vice President

Michelle Kaufman                    Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.



NAME AND POSITION                   OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH OR
MORGAN STANLEY DEAN                 EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE
WITTER ADVISORS INC.                OF CONNECTION
--------------------                --------------------------------------------------------
Paula LaCosta                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Thomas Lawlor
Vice President

Gerard J. Lian                      Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Nancy Login
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco                Vice President of Morgan Stanley Dean Witter Natural
Vice President                      Resource Development Securities Inc.

Albert McGarity
Vice President

LouAnne D. McInnis                  Vice President and Assistant Secretary of MSDW
Vice President and                  Services; Assistant Secretary of the Morgan Stanley Dean
Assistant Secretary                 Witter Funds and the TCW/DW Funds.

Sharon K. Milligan
Vice President

Julie Morrone
Vice President

Mary Beth Mueller
Vice President

David Myers                         Vice President of Morgan Stanley Dean Witter Natural
Vice President                      Resource Development Securities Inc.

Richard Norris
Vice President

George Paoletti
Vice President

Anne Pickrell                       Vice President of Morgan Stanley Dean Witter Global
Vice President                      Short-Term Income Fund Inc.



NAME AND POSITION                   OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH OR
MORGAN STANLEY DEAN                 EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE
WITTER ADVISORS INC.                OF CONNECTION
--------------------                --------------------------------------------------------
Michael Roan
Vice President

John Roscoe
Vice President

Hugh Rose
Vice President

Robert Rossetti                     Vice President of Morgan Stanley Dean Witter Precious
Vice President                      Metals and Minerals Trust.

Ruth Rossi                          Vice President and Assistant Secretary of MSDW
Vice President and                  Services; Assistant Secretary of the Morgan Stanley Dean
Assistant Secretary                 Witter Funds and the TCW/DW Funds.

Carl F. Sadler
Vice President

Deborah Santaniello
Vice President

Peter J. Seeley                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Robert Stearns
Vice President

Naomi Stein
Vice President

Kathleen H. Stromberg               Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Marybeth Swisher
Vice President

Robert Vanden Assem
Vice President

James P. Wallin
Vice President

Alice Weiss                         Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.



NAME AND POSITION                   OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH OR
MORGAN STANLEY DEAN                 EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE
WITTER ADVISORS INC.                OF CONNECTION
-------------------                 --------------------------------------------------------
John Wong
Vice President



Item 29.    Principal Underwriters

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

 (1) Active Assets California Tax-Free Trust
 (2) Active Assets Government Securities Trust
 (3) Active Assets Money Trust
 (4) Active Assets Tax-Free Trust
 (5) Dean Witter Global Asset Allocation Fund
 (6) Dean Witter Retirement Series
 (7) Morgan Stanley Dean Witter American Value Fund
 (8) Morgan Stanley Dean Witter Balanced Growth Fund
 (9) Morgan Stanley Dean Witter Balanced Income Fund
(10) Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(11) Morgan Stanley Dean Witter California Tax-Free Income Fund
(12) Morgan Stanley Dean Witter Capital Appreciation Fund
(13) Morgan Stanley Dean Witter Capital Growth Securities
(14) Morgan Stanley Dean Witter Competitive Edge Fund,   "Best Ideas" Portfolio
(15) Morgan Stanley Dean Witter Convertible Securities Trust
(16) Morgan Stanley Dean Witter Developing Growth Securities Trust
(17) Morgan Stanley Dean Witter Diversified Income Trust
(18) Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(19) Morgan Stanley Dean Witter Equity Fund
(20) Morgan Stanley Dean Witter European Growth Fund Inc.
(21) Morgan Stanley Dean Witter Federal Securities Trust
(22) Morgan Stanley Dean Witter Financial Services Trust
(23) Morgan Stanley Dean Witter Fund of Funds
(24) Morgan Stanley Dean Witter Global Dividend Growth Securities
(25) Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
(26) Morgan Stanley Dean Witter Global Utilities Fund
(27) Morgan Stanley Dean Witter Growth Fund
(28) Morgan Stanley Dean Witter Hawaii Municipal Trust
(29) Morgan Stanley Dean Witter Health Sciences Trust
(30) Morgan Stanley Dean Witter High Yield Securities Inc.
(31) Morgan Stanley Dean Witter Income Builder Fund
(32) Morgan Stanley Dean Witter Information Fund
(33) Morgan Stanley Dean Witter Intermediate Income Securities
(34) Morgan Stanley Dean Witter Intermediate Term U.S. Treasury Trust
(35) Morgan Stanley Dean Witter International SmallCap Fund
(36) Morgan Stanley Dean Witter Japan Fund
(37) Morgan Stanley Dean Witter Limited Term Municipal Trust

(38) Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(39) Morgan Stanley Dean Witter Market Leader Trust
(40) Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(41) Morgan Stanley Dean Witter Mid-Cap Growth Fund
(42) Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(43) Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(44) Morgan Stanley Dean Witter New York Municipal Money Market Trust
(45) Morgan Stanley Dean Witter New York Tax-Free Income Fund
(46) Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(47) Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(48) Morgan Stanley Dean Witter Prime Income Trust
(49) Morgan Stanley Dean Witter S&P 500 Index Fund
(50) Morgan Stanley Dean Witter Short-Term Bond Fund
(51) Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(52) Morgan Stanley Dean Witter Special Value Fund
(53) Morgan Stanley Dean Witter Strategist Fund
(54) Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(55) Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(56) Morgan Stanley Dean Witter U.S. Government Money Market Trust
(57) Morgan Stanley Dean Witter U.S. Government Securities Trust
(58) Morgan Stanley Dean Witter Utilities Fund
(59) Morgan Stanley Dean Witter Value-Added Market Series
(60) Morgan Stanley Dean Witter Variable Investment Series
(61) Morgan Stanley Dean Witter World Wide Income Trust
 (1) TCW/DW Emerging Markets Opportunities Trust
 (2) TCW/DW Global Telecom Trust
 (3) TCW/DW Income and Growth
 (4) TCW/DW Latin American Growth Fund
 (5) TCW/DW Mid-Cap Equity Trust
 (6) TCW/DW North American Government Income Trust
 (7) TCW/DW Small Cap Growth Fund
 (8) TCW/DW Total Return Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 28 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. None of the following persons has any position or office with the Registrant.

Name                                Positions and Office with MSDW Distributors
----                                -------------------------------------------
Fredrick K. Kubler                  Senior Vice President, Assistant
                                    Secretary and Chief Compliance
                                    Officer.

Michael T. Gregg           Vice President and Assistant Secretary.

Item 30. Location of Accounts and Records
         --------------------------------

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 31. Management Services
         -------------------

         Registrant is not a party to any such management-related service contract.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 30th day of June, 1998

                         MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST

                                                  By     /s/  Barry Fink
                                                    ---------------------------
                                                              Barry Fink
                                                    Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.6 has been signed below by the following persons in the capacities and on the dates indicated.


         Signatures                                           Title                                       Date
         ----------                                           -----                                       ----
(1) Principal Executive Officer                               President, Chief
                                                              Executive Officer,
                                                              Trustee and Chairman
By  /s/ Charles A. Fiumefreddo                                                                            6/30/98
   ---------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer                               Treasurer and Principal
                                                              Accounting Officer

By    /s/ Thomas F. Caloia                                                                                6/30/98
  ----------------------------
          Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell


By   /s/ Barry Fink                                                                                       6/30/98
  ---------------------------
         Barry Fink
         Attorney-in-Fact


    Michael Bozic        Manuel H. Johnson
    Edwin J. Garn        Michael E. Nugent
    John R. Haire        John L. Schroeder
    Wayne E. Hedien


By    /s/ Stuart M. Strauss                                                                               6/30/98
  ---------------------------
          Stuart M. Strauss
          Attorney-in-Fact


            MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST

                                 Exhibit Index
                                 -------------

   1  -- Amendment to the Declaration of Trust dated June 22, 1998

   2  -- By-Laws of the Registrant, Amended and Restated as of October 23, 1997

   5  -- Form of Investment Management Agreement between the Registrant and
         Dean Witter InterCapital Inc.

   6  -- Form of Distribution Agreement between Registrant and Morgan Stanley
         Dean Witter Distributors Inc.

   8 -- Form of Amended and Restated Transfer Agency and Services Agreement between Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean Witter Trust FSB

   9  -- Form of Services Agreement between Morgan Stanley Dean Witter Advisors
         Inc. and Morgan Stanley Dean Witter Services Company Inc.

   11 -- Consent of Independent Accountants

   16 -- Schedules for Computation of Performance Quotations

   27 -- Financial Data Schedule

Other -- Power of Attorney